   As filed with the Securities and Exchange Commission on June 11, 1999

                                       Securities Act Registration No. 333-50373
                                Investment Company Act Registration No. 811-8753
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [_]
                                                                             [X]
                      POST-EFFECTIVE AMENDMENT NO. 1
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                                                             [X]
                                                                             [X]
                              AMENDMENT NO. 2
                        (Check appropriate box or boxes)

                                 ------------

                      PRUDENTIAL DEVELOPING MARKETS FUND
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-3028

                            ROBERT C. ROSSELOT, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THE REGISTRATION STATEMENT.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                       [_] immediately upon filing pursuant to paragraph (b)
                       [_] on (date) pursuant to paragraph (b)
                       [X] 60 days after filing pursuant to paragraph (a)
                       [_] on (date) pursuant to paragraph (a)
                       [_] 75 days after filing pursuant to paragraph (a)(ii)
                       [_] on (date) pursuant to paragraph (a)(ii) of Rule 485.

  TITLE OF SECURITIES BEING REGISTERED . . . . SHARES OF BENEFICIAL INTEREST,
                             $.001 PAR VALUE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     FUND TYPE:
     _________________________________
     Global stock

     INVESTMENT OBJECTIVE:
     _________________________________
     Long-term growth of capital


     Prudential Developing
     Markets Fund
                                   [GRAPHIC]

--------------------------------------------------------------------------------
PRUDENTIAL DEVELOPING MARKETS EQUITY FUND
PROSPECTUS: AUGUST  , 1999


As with all mutual funds, the
Securities and Exchange
Commission has not approved or
disapproved the Fund's shares,
nor has the SEC determined that
this prospectus is complete or                            [LOGO] Prudential
accurate. It is a criminal                                Investments
offense to state otherwise.

--------------------------------------------------------------------------------
   Table of Contents
--------------------------------------------------------------------------------

 1   Risk/Return Summary

 1   Investment Objective and Principal Strategies

 1   Principal Risks

 2   Evaluating Performance

 3   Fees and Expenses

 5   How the Fund Invests

 5   Investment Objective and Policies

 7   Other Investments

 8   Derivative Strategies

 10  Additional Strategies

 11  Investment Risks

 15  How the Fund is Managed

 15  Board of Trustees

 15  Manager

 15  Investment Adviser

 16  Portfolio Managers

 16  Distributor

 16  Year 2000 Readiness Disclosure

 18  Fund Distributions and Tax Issues

 18  Distributions

 19  Tax Issues

 20  If You Sell or Exchange Your Shares

 22  How to Buy, Sell and Exchange Shares of the Fund

 22  How to Buy Shares

 30  How to Sell Your Shares

 34  How to Exchange Your Shares

 36  Financial Highlights

 36  Class A Shares

 37  Class B Shares

 38  Class C Shares

 39  Class Z Shares

 40  The Prudential Mutual Fund Family
     For More Information (Back Cover)

--------------------------------------------------------------------------------


     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND       [GRAPHIC] (800) 225-1852

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

This section highlights key information about the PRUDENTIAL DEVELOPING MARKETS EQUITY FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is LONG-TERM GROWTH OF CAPITAL, which means we look for investments that we think will increase in value over a period of years. To achieve our objective, we invest primarily in equity-related securities of companies located in developing markets around the world. We refer to these securities throughout this Prospectus as DEVELOPING MARKETS SECURITIES. Developing markets include countries or markets that are defined as developing or emerging by the International Finance Corporation, the International Bank for Reconstruction and Development (World Bank) or the United Nations or its authorities. We normally invest at least 65% of the Fund's total assets in developing markets securities in at least the three following regions: Europe, Asia and Latin America.
   We ordinarily look for one or more of the following characteristics:
  . prospects for above-average earnings growth per share;
  . high return on invested capital;
  . healthy balance sheets;
  . sound financial and accounting policies and overall financial strength;
  . strong competitive advantages;
  . effective research and product development and marketing;
  . efficient service;
  . pricing flexibility;
  . strength of management; and
  . general operating characteristics that will allow the companies to compete successfully in their marketplace.
   While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, such as common stock, there is
--------------------------------------------------------------------------------
WE'RE GROWTH INVESTORS
We look primarily for stock that we believe is undervalued and/or will grow faster--and earn better profits--than other companies. We also look for companies with strong competitive advantages, effective research, product development, strong management or financial strength.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

the risk that the value of a particular stock could go down. In addition to an individual security losing value, the value of the equity markets as a whole could go down. Investing in foreign securities presents additional risks, since foreign political, economic and legal systems may be less stable than those in the U.S. and these risks or other factors may cause foreign stock markets to decline. The changing value of foreign currencies also affects the value of the assets we hold and our performance.
   The risks of investing in foreign securities are heightened for developing markets securities. Moreover, developing markets securities present additional risks which should be considered carefully by an investor in the Fund. Investing in developing markets securities involves exposure to economies that are less diverse and mature, and political and legal systems which are less stable, than those of developed markets. In addition, investment decisions by international investors, such as the Fund, particularly concurrent buying or selling programs, have a greater effect on securities prices and currency values than in more developed markets. As a result, developing markets securities have historically been, and may continue to be, subject to greater volatility and share price declines than securities issued by U.S. corporations or companies in other markets that are considered developed.
   Many developing markets have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have a negative impact on securities prices.
   There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Fund could lose value, and you could lose money. The Fund does not represent a complete investment program.
   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE
A number of factors--including risk--affect how the Fund performs. The Fund has not operated for a full calendar year, so there is no annual performance to report. For information about the Fund's performance since its inception, see "Financial Highlights." Past performance does not mean that the Fund will achieve similar results in the future.


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     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND       [GRAPHIC]  (800) 225-1852

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees and expenses for each share class of the Fund--Class A, B, C and Z. Each share class has different sales charges-- known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Fund."

 SHAREHOLDER FEES/1/ (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                            CLASS A    CLASS B CLASS C CLASS Z
  Maximum sales charge (load) imposed on         5%       None      1%    None
  purchases (as a percentage of offering
  price)

  Maximum deferred sales charge (load) (as     None      5%/2/   1%/3/    None
  a percentage of the lower of original
  purchase price or sale proceeds)

  Maximum sales charge (load) imposed on       None       None    None    None
  reinvested dividends and other
  distributions

  Redemption fees                              None       None    None    None

  Exchange fee                                 None       None    None    None


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------
                                            CLASS A    CLASS B CLASS C CLASS Z
  Management fees                             1.25%      1.25%   1.25%   1.25%
  + Distribution and service (12b-1) fees      .30%/4/   1.00%   1.00%    None
  + Other expenses                                %          %       %       %
  = TOTAL ANNUAL FUND OPERATING EXPENSES          %          %       %       %
  - Waivers and/or reimbursements              .05%/4/ None/4/ None/4/ None/4/
  = NET ANNUAL FUND OPERATING EXPENSES            %          %       %       %

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.
2 The Contingent Deferred Sales Charge (CDSC) for Class B shares decreases by
  1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
3 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.
4 For the fiscal year ending May 31, 2000, the Distributor of the Fund has contractually agreed to reduce its distribution and service fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares, and the Manager has contractually agreed to reimburse the Fund for operating expenses, exclusive of distribution and service (12b-1) fees, in excess of 1.99% of the average daily net assets of each class of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------


EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After the first year, the example does not take into consideration the Distributor's agreement to reduce its distribution and service fees for Class A shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------

                  1 YR 3 YRS 5 YRS 10 YRS
  Class A shares  $     $     $     $
  Class B shares  $     $     $     $
  Class C shares  $     $     $     $
  Class Z shares  $     $     $     $

You would pay the following expenses on the same investment if you did not sell your shares:

--------------------------------------------------------------------------------

                  1 YR 3 YRS 5 YRS 10 YRS
  Class A shares  $      $    $     $
  Class B shares  $      $    $     $
  Class C shares  $      $    $     $
  Class Z shares  $      $    $     $



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     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND     [GRAPHIC]  (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUR GROWTH STRATEGY
We look for companies that are likely to produce strong growth in earnings and/or sales, and whose stock prices do not reflect this future growth. These companies usually have a unique market niche, a strong new product profile or superior management. We analyze companies using both fundamental and quantitative techniques.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is LONG-TERM GROWTH OF CAPITAL. This means we look to build an investment portfolio which, though potentially volatile in the short term, has the potential for significant capital appreciation over the longer term. While we make every effort to achieve our objective, we can't guarantee success. In pursuing our objective, we invest primarily in DEVELOPING MARKETS SECURITIES, that is, equity-related securities of companies located in developing markets around the world. We consider a security to be a developing market security if:

  . the principal trading market for the security is in a developing market
  . the company that issued the security derives 50% or more of its total revenue from goods produced or sales made in developing markets
  . the company that issued the security is organized under the laws of, and has a principal office in, a developing market or . the security was issued or guaranteed by the government (or its agencies and instrumentalities), a political subdivision or the central bank of a developing market
   Developing markets include countries or markets that are defined as developing or emerging by the International Finance Corporation, the International Bank for Reconstruction and Development (World Bank) or the United Nations or its authorities. We generally consider every country in the world to be a developing market other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Japan, Kuwait, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. We normally invest at least 65% of the Fund's total assets in developing markets securities in at least the three following regions: Europe, Asia and Latin America.
   In addition to common stock, equity-related securities include, but are not limited to, preferred stock, warrants or rights to purchase or subscribe

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

to common or preferred stock, American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), convertible securities, trust certificates, limited partnership interests and equity participations. ADRs, EDRs and GDRs are certificates that represent an equity investment in a domestic or foreign company or some other issuer and are usually issued by a bank or trust company. The Fund may invest up to 35% of its total assets in equity-related securities of companies in developed markets and in fixed-income obligations.
   In selecting securities for the Fund, we use a bottom-up approach based on a company's growth potential, and we focus the Fund's portfolio on those areas with the most attractive near-term prospects.
   We ordinarily look for one or more of the following characteristics:
  . prospects for above-average earnings growth per share;
  . high return on invested capital;
  . healthy balance sheets;
  . sound financial and accounting policies and overall financial strength;
  . strong competitive advantages;
  . effective research and product development and marketing;
  . efficient service;
  . pricing flexibility;
  . strength of management; and
  . general operating characteristics that will allow the companies to compete successfully in their marketplace.
   Generally, we consider selling a security when the security no longer displays the conditions for growth, is no longer undervalued, or falls short of expectations.
   For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.
   The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Fund's Board of Trustees can change investment policies that are not fundamental.


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     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND     [GRAPHIC]   (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------


OTHER INVESTMENTS
In addition to the principal strategies discussed above, we may also use the following strategies to increase the Fund's returns or protect its assets if market conditions warrant.

MONEY MARKET INSTRUMENTS, BONDS AND OTHER FIXED-INCOME OBLIGATIONS
Under normal conditions, the Fund may invest up to 35% of total assets in MONEY MARKET INSTRUMENTS, BONDS and other fixed-income obligations. Money market instruments and bonds are known as fixed-income securities because issuers of these securities are obligated to pay interest and principal. Typically, fixed-income securities don't increase or decrease in value in relation to an issuer's financial condition or business prospects as stock may, although their value does fluctuate inversely to changes in interest rates generally and directly in relation to their perceived credit quality. Corporations and governments issue money market instruments and bonds to raise money. The Fund may buy obligations of companies, foreign countries or the U.S. Government. The Fund may also invest in Brady Bonds, which are created in connection with debt restructuring through the exchange of existing bank loans to foreign nations for new obligations. Money market instruments include the commercial paper and short-term obligations of foreign and domestic corporations, banks and governments and their agencies.
   The Fund will purchase only money market instruments that have received one of the two highest short-term debt ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization (NRSRO). For bonds and other long-term fixed-income obligations, we may invest in obligations rated at least C by Moody's or S&P. We may also invest in obligations that are not rated, but which we believe to be of comparable quality. As a matter of operating policy, which may be changed without shareholder approval, we will not invest more than 10% of total assets in obligations rated lower than Baa by Moody's or BBB by S&P (or in unrated obligations of comparable quality).
   After a security has been purchased by the Fund, it may be assigned a lower rating or cease to be rated. This does not mean that the Fund must sell the security, but the investment adviser will consider such an event in deciding whether the Fund should continue to hold the security in its portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

   An obligation is considered investment grade if it has received one of the top four long-term debt ratings from a NRSRO. Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. Obligations rated below investment grade are referred to as high-yield or "junk" bonds, and their value is more likely to react to developments affecting market or credit risk than higher-rated debt obligations, which react primarily to movements in the general level of interest rates. In particular, "junk" bond investments may increase or decrease in value due to an issuer's financial condition. Obligations rated C by S&P are of the lowest quality and may be used when an issuer has filed a bankruptcy petition but continues to make debt payments. Moody's lowest rating is C, and obligations given this rating have extremely poor prospects of ever attaining any real investment standing.
   For more information about bonds and bond ratings, see the SAI, "Appendix I--Description of Security Ratings."

TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, we may temporarily invest up to 100% of the Fund's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Fund's assets when equity markets are unstable.

REPURCHASE AGREEMENTS
The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund.

INVESTMENT FUNDS
Certain developing markets are closed to equity investments by foreigners except through authorized investment funds. An investment in such funds can result in the duplication of management and advisory fees.

DERIVATIVE STRATEGIES
We may use a number of alternative investment strategies--including DERIVATIVES--to try to improve the Fund's returns or protect its assets,


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     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND        [GRAPHIC]   (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Fund will not lose money. Derivatives--such as futures, options, forward foreign currency exchange contracts and options on futures-- involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objective. The investment adviser will consider various factors (such as cost) in deciding whether or not to employ any particular strategy or use any particular instrument. Any derivatives we may use may not match the Fund's underlying holdings.

OPTIONS
The Fund may purchase and sell put and call options on equity securities, stock indices and foreign currencies that are traded on U.S. or foreign securities exchanges, on NASDAQ or in the over-the-counter market. An option is the right to buy or sell securities or currencies in exchange for a premium. The Fund will sell only covered options.

FUTURES CONTRACTS AND RELATED OPTIONS, FOREIGN CURRENCY FORWARD CONTRACTS
The Fund may purchase and sell stock and bond index futures contracts and related options on stock and bond index futures. The Fund also may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date or to make or receive a cash payment based on the value of a securities index on a stipulated future date. The Fund may also enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price.

   For more information about these strategies, see the SAI, "Description of the Fund, its Investments and Risks--Hedging and Return Enhancement Strategies."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------


ADDITIONAL STRATEGIES
The Fund also follows certain policies when it BORROWS MONEY (the Fund can currently borrow up to 25% of the value of its total assets); LENDS ITS SECURITIES to others (as an operating policy, which may be changed without shareholder approval, the Fund will not lend more than 30% of the value of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


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     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND        [GRAPHIC]   (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------


INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, its Investments and Risks" in the SAI.

 INVESTMENT TYPE
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 DEVELOPING            . Subject to           . Rewards
 MARKETS                 greater                associated with
 SECURITIES              volatility and         foreign
                         share price            securities in
 At least 65%; up        declines than          general and
 to 100%                 securities issued      equity-related
                         by U.S.                securities as
                         corporations or        described below
                         companies in
                         other markets
                         that are
                         considered
                         developed

                       . Unpredictable
                         volatility
                         arising from cash
                         flows into and
                         out of developing
                         markets and
                         currencies from
                         international
                         investors

                       . Other risks
                         associated with
                         foreign
                         securities in
                         general and
                         equity-related
                         securities as
                         described below,
                         which risks are
                         heightened for
                         developing
                         markets
                         securities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 FOREIGN               . Foreign markets,     . Investors can
 SECURITIES IN           economies and          participate in
 GENERAL                 political systems      the growth of
                         may not be as          foreign markets
                         stable as in the       and companies
 At least 65%; up        U.S.,                  operating in
 to 100%                 particularly           those markets
                         those in
                         developing
                         countries

                       . Currency risk--
                         changing values
                         of foreign
                         currencies or
                         risk of
                         devaluation of a
                         currency by a
                         country's
                         government or
                         central bank

                       . May be less
                         liquid than U.S.
                         stocks and bonds

                       . Differences in
                         foreign laws,
                         accounting
                         standards, public
                         information and
                         custody and
                         settlement
                         practices

                       . Year 2000
                         conversion may be
                         more of a problem
                         for some foreign
                         issuers,
                         governments and
                         securities
                         markets

--------------------------------------------------------------------------------

 COMMON STOCK AND      . Individual stocks    . Historically,
 OTHER EQUITY-           could lose value       stocks have
 RELATED               . The equity             outperformed
 SECURITIES              markets could go       other
                         down, resulting        investments over
                         in a decline in        the long term
                         value of the
                         Fund's               . Generally,
                         investments            economic growth
                                                means higher
 For U.S.              . Companies that         corporate
 companies or            pay dividends may      profits, which
 companies in            not do so if they      leads to an
 other developed         don't have             increase in
 markets, up to          profits or             stock prices,
 35%, usually less       adequate cash          known as capital
                         flow                   appreciation

 For companies in      . Changes in           . May be a source
 developing              economic or            of dividend
 markets, at least       political              income
 65%, up to 100%         conditions, both
                         domestic and
                         international,
                         resulting in a
                         decline in value
                         of the Fund's
                         investments

--------------------------------------------------------------------------------


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     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND        [GRAPHIC]   (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 FIXED-INCOME          . The Fund's           . Bonds have
 OBLIGATIONS             holdings, share        generally
                         price, yield and       outperformed
 Up to 35%               total return may       money market
                         fluctuate in           instruments over
                         response to bond       the long term
                         market movements       with less risk
                                                than stocks

                       . Credit risk--the     . Most bonds will
                         default of an          rise in value
                         issuer would           when interest
                         leave the Fund         rates fall
                         with unpaid
                         interest or          . Regular interest
                         principal. The         income
                         lower a bond's       . Investment grade
                         quality, the           bonds have a
                         higher its             lower risk of
                         potential              default
                         volatility
                                              . Generally more
                       . Market risk--the       secure than
                         risk that the          stock since
                         market value of        companies must
                         an investment may      pay their debts
                         move up or down,       before paying
                         sometimes rapidly      stockholders
                         or unpredictably.
                         Market risk may
                         affect an
                         industry, a
                         sector or the
                         market as a whole

                       . Interest rate
                         risk--the value
                         of most bonds
                         will fall when
                         interest rates
                         rise; the longer
                         a bond's maturity
                         and the lower its
                         credit quality,
                         the more its
                         value typically
                         falls. It can
                         lead to price
                         volatility
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 DERIVATIVES          . Derivatives used      . The Fund could
                        for hedging, such       make money and
 Percentage varies      as futures,             protect against
                        options and             losses if the
                        foreign currency        investment
                        forward                 analysis proves
                        contracts, may          correct
                        not fully offset
                        the underlying        . Derivatives that
                        positions and           involve leverage
                        this could result       could generate
                        in losses to the        substantial
                        Fund that would         gains or low
                        not have                cost
                        otherwise
                        occurred              . One way to
                                                manage the
                      . Derivatives used        Fund's
                        for risk                risk/return
                        management may          balance is by
                        not have the            locking in the
                        intended effects        value of an
                        and may result in       investment ahead
                        losses or missed        of time
                        opportunities

                      . The counterparty
                        to a derivatives
                        contract could
                        default

                      . Derivatives can
                        increase share
                        price volatility
                        and those that
                        involve leverage
                        could magnify
                        losses

                      . Certain types of
                        derivatives
                        involve costs
                        that can reduce
                        returns

--------------------------------------------------------------------------------

 ILLIQUID             . May be difficult      . May offer a more
 SECURITIES             to value                attractive yield
                        precisely               or potential for
                                                growth than more
 Up to 15% of net     . May be difficult        widely traded
 assets                 to sell at the          securities
                        time or price
                        desired

--------------------------------------------------------------------------------

 MONEY MARKET         . Limits potential      . May preserve the
 INSTRUMENTS            for capital             Fund's assets
                        appreciation

 Up to 100% on a      . See Credit risk
 temporary basis        and Market risk

--------------------------------------------------------------------------------


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   How the Fund is Managed
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BOARD OF TRUSTEES

The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077

   Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended May 31, 1999, the Fund paid PIFM management fees of 1.25% of the Fund's average net assets.
   As of May 31, 1999, PIFM served as the Manager to all    of the Prudential
mutual funds, and as Manager or administrator to    closed-end investment
companies, with aggregate assets of approximately    billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.

PORTFOLIO MANAGERS

The Fund is managed by MARIA ELENA CARRION, CFA.

   MARIA ELENA CARRION is a Managing Director of Prudential Investments and has managed the Fund since its inception. She joined Prudential Investments in 1997. Maria Elena was previously employed by Bankers Trust Company as a portfolio manager beginning in April 1993. She was awarded the Chartered Financial Analyst (CFA) designation.

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   How the Fund is Managed
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DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund also has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A, B, C and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. The Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner or that there will be no adverse impact on the Fund. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.

   Additionally, issuers of securities generally, as well as those purchased by the Fund, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and result in a decline in the value of the securities held by the Fund. Governments, participants in securities


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   How the Fund is Managed
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markets and issuers in developing markets may not be as prepared for year 2000 readiness as those in developed markets. As a result, the Fund may have a greater negative impact in value of securities held or in the duration of the remediation process than investors in securities in developed markets.

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                                                                        17
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   Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund pays DIVIDENDS of ordinary income and distributes realized net CAPITAL GAINS, if any, to shareholders. These distributions are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified tax-deferred plan or account. Dividends and distributions from the Fund may also be subject to state income tax in the state where you live.
   Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, unless you hold your shares in a qualified tax-deferred plan or account.
   The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Fund distributes DIVIDENDS to shareholders out of any net investment income plus any realized net capital gains, typically once a year. For example, if the Fund owns an ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income whether or not they are reinvested in the Fund.
   The Fund also distributes realized net CAPITAL GAINS to shareholders-- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, LONG-TERM capital gains are taxed at the rate of 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at rates of up to 39.6%. Different rates apply to corporate shareholders.
   For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you


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   Fund Distributions and Tax Issues
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ask us to pay the distributions in cash, we will send you the proceeds if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you receive any distributions from your qualified tax-deferred plan or account.
   Fund distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are eligible for the 70% dividends-received deduction for certain dividends.

WITHHOLDING TAXES
If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to

--------------------------------------------------------------------------------

                                                                        19
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   Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout although this may not be apparent because the value of each share of the Fund will also be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase means that part of your investment came back to you as taxable income.

QUALIFIED RETIREMENT PLANS
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of Prudential mutual funds that are suitable for retirement plans offered by Prudential.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax unless you hold shares in a qualified tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares. If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
   If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). If you acquire shares of the Fund and sell your shares within 90 days, you may not be allowed to include certain

---------------------------------------------------

                         +$ CAPITAL GAIN
                            (taxes owed)
RECEIPTS FROM SALE          OR
                         -$ CAPITAL LOSS
                            (offset against gain)

---------------------------------------------------


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   Fund Distributions and Tax Issues
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charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.
   Exchanging your shares of the Fund for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
   Any gain or loss you may have from selling or exchanging Fund shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.

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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services
LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

   To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Fund, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.
   Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
   When choosing a share class, you should consider the following:
  . The amount of your investment
  . The length of time you expect to hold the shares and the impact of the varying distribution fees


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  . The different sales charges that apply to each share class--Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
  . Whether you qualify for any reduction or waiver of sales charges
  . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
  . Whether you qualify to purchase Class Z shares.
   See "How to Sell Your Shares" for a description of the impact of CDSCs.

Share Class Comparison. Use this chart to help you compare the Fund's different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

--------------------------------------------------------------------------------

                            CLASS A          CLASS B         CLASS C          CLASS Z

  Minimum purchase          $1,000           $1,000          $2,500           None
  amount/1/

  Minimum amount for        $100             $100            $100             None
  subsequent purchases/1/

  Maximum initial           5% of the public None            1% of the public None
  sales charge              offering price                   offering price

  Contingent Deferred       None             If sold during: 1% on sales      None
  Sales Charge                               Year 1       5% made within
  (CDSC)/2/                                  Year 2       4% 18 months of
                                             Year 3       3% purchase/2/
                                             Year 4       2%
                                             Years 5/6 1%
                                             Year 7       0%

  Annual distribution  and  .30 of 1%;       1%              1%               None
  service (12b-1) fees      (.25 of 1%
  (shown as a percentage    currently)
  of average net
  assets)/3/

1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services-- Automatic Investment Plan."
2 For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Charge (CDSC)." Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year.
3 These distribution fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee). Class B and Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%.

--------------------------------------------------------------------------------

                                                                        23
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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

--------------------------------------------------------------------------------

                         SALES CHARGE AS %  SALES CHARGE AS %      DEALER
  AMOUNT OF PURCHASE     OF OFFERING PRICE OF AMOUNT INVESTED REALLOWANCE
  Less than $25,000                  5.00%              5.26%       4.75%
  $25,000 to $49,999                 4.50%              4.71%       4.25%
  $50,000 to $99,999                 4.00%              4.17%       3.75%
  $100,000 to $249,999               3.25%              3.36%       3.00%
  $250,000 to $499,999               2.50%              2.56%       2.40%
  $500,000 to $999,999               2.00%              2.04%       1.90%
  $1 million and above*               None               None        None

* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares.

   To satisfy the purchase amounts above, you can:
  . invest with an eligible group of investors who are related to you;
  . buy the Class A shares of two or more Prudential mutual funds at the same time;
  . use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation); or
  . sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other Prudential mutual funds within 13 months.

Benefit Plans. Benefit Plans can avoid Class A's initial sales charge if the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential mutual funds (excluding money market funds other than those acquired under the exchange privilege) or 250 eligible employees or


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--------------------------------------------------------------------------------

participants. For these purposes, a Benefit Plan is a pension, profit-sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue Code, a deferred compensation or annuity plan under Sections 403(b) and 457 of the Internal Revenue Code, a "rabbi trust" or a nonqualified deferred compensation plan sponsored by an employer that has a tax-qualified benefit plan with Prudential. Class A shares may also be purchased without a sales charge by participants who are repaying loans from Benefit Plans where Prudential (or its affiliates) provides administrative or recordkeeping services, sponsors the product or provides account services.
   Certain Prudential retirement programs--such as PruArray Association Benefit Plans and PruArray Savings Programs--may also be exempt from Class A's sales charge. For more information, see the SAI or contact your financial adviser. In addition, waivers are available to investors in certain programs sponsored by brokers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades and charges its clients a management, consulting or other fee for its services; and
  . Mutual fund "supermarket" programs where the sponsor links its customers' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

Other Types of Investors. Other investors pay no sales charge, including certain officers, employees or agents of Prudential and its affiliates, Prudential Mutual Funds, the subadvisers of the Prudential Mutual Funds and clients of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information about reducing or eliminating Class A's sales charge, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
Benefit Plans. Benefit Plans (as defined above) may purchase Class C shares without paying an initial sales charge. Participants who are repaying loans

--------------------------------------------------------------------------------

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

from Benefit Plans where Prudential (or its affiliates) provides administrative or recordkeeping services, sponsors the product or provides account services may also purchase Class C Shares without an initial sales charge.

Prudential Retirement Plans. The initial sales charge will be waived for purchases of Class C shares by both qualified and nonqualified retirement and deferred compensation plans participating in a PruArray Plan and other plans if Prudential also provides administrative or recordkeeping services.

Investment of Redemption Proceeds from Other Investment Companies. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. Such purchases must be made within 60 days of the redemption. To qualify for this waiver, you must:
  . purchase your shares through an account at Prudential Securities;
  . purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation; or
  . purchase your shares through another broker.

   This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers to be appropriate.

QUALIFYING FOR CLASS Z SHARES
Class Z shares of the Fund can be purchased by any of the following:
  . Any Benefit Plan as defined above, and certain nonqualified plans, provided the Benefit Plan--in combination with other plans sponsored by the same employer or group of related employers--has at least $50 million in defined contribution assets
  . Participants in any fee-based program or trust program sponsored by Prudential or an affiliate which includes mutual funds as investment options and the Fund as an available option


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   How to Buy, Sell and
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--------------------------------------------------------------------------------

  . Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option
  . Benefit Plans for which an affiliate of the Distributor provides administrative or recordkeeping services and, as of September 20, 1996, were either Class Z shareholders of the Prudential Mutual Funds or executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds
  . Current and former directors/trustees of the Prudential Mutual Funds
    (including the Fund)
  . Prudential with an investment of $10 million or more.

   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares, and a finder's fee for Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.
   When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares-- Conversion Feature--Class B Shares."
--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. stock in its portfolio and the price of ACME stock goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.

--------------------------------------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the prices of mutual funds daily.
   We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange is open for trading. We do not determine the NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE FUND?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.


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   How to Buy, Sell and
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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

Automatic Investment Plan. You can make regular purchases of Fund shares for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs, or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLES, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

The PruTector Program. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

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--------------------------------------------------------------------------------
   Exchange Shares of the Fund
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Systematic Withdrawal Plan. A systematic withdrawal plan is available that will provide you with monthly or quarterly checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

Reports to Shareholders. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check, by wire or by electronic deposit to your bank account) at any time, subject to certain restrictions.
   When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell (less any applicable CDSC). If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

   Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, we will credit payment to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid this delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Fund, or we may delay paying you the proceeds from a sale. This may


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--------------------------------------------------------------------------------

happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
   If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records, or you are a business or a trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase (one year for Class C shares purchased before November 2, 1998), you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
  . Amounts representing shares you purchased with reinvested dividends and distributions
  . Amounts representing shares that represent the increase in NAV above the total amount of your payments for shares made during the past six years for Class B shares (five years for Class B shares purchased before January 22, 1990) and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)
  . Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

   Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
   Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

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   Exchange Shares of the Fund
--------------------------------------------------------------------------------

   As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase (or one year for Class C shares purchased before November 2, 1998). For both Class B and Class C shares, the CDSC is calculated using the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
   The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:
  . after a shareholder dies or is disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders as well as shares owned in joint tenancy (with rights of survivorship), provided the shares were purchased before the death or disability;
  . to provide for certain distributions--made without IRS penalty--from a tax-deferred retirement plan, IRA or Section 403(b) custodial account; and
  . on certain sales from a Systematic Withdrawal Plan.

   For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charge--Class B Shares."

WAIVER OF THE CDSC--CLASS C SHARES
Prudential Retirement Plans. The CDSC will be waived for purchases of Class C shares by both qualified and nonqualified retirement and deferred compensation plans participating in a PruArray Plan and other plans if Prudential also provides administrative or recordkeeping services. The


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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

CDSC will also be waived on redemptions from Benefit Plans sponsored by Prudential and its affiliates to the extent that the redemption proceeds are invested in the Guaranteed Investment Account (a group annuity insurance product sponsored by Prudential), the Guaranteed Insulated Separate Account (a separate account offered by Prudential), and shares of the Stable Value Fund (an unaffiliated bank collective fund).

Other Benefit Plans. The CDSC will be waived on redemptions from Benefit Plans holding shares through a broker not affiliated with Prudential and for which the broker provides administrative or recordkeeping services.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA, or some other tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

--------------------------------------------------------------------------------

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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------


RETIREMENT PLANS
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Fund for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after your initial purchase, excluding any time shares which were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
   If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

   There is no sales charge for exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted for purposes of calculating the required holding periods for CDSC liability.

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--------------------------------------------------------------------------------

   Remember, as we explained in the section entitled "Fund Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."
   If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The Fund may notify a market timer of rejection of an exchange or purchase order after the day on which the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

The financial highlights will help you evaluate the Fund's financial performance. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Fund, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
   Review each chart with the financial statements and report of independent accountants which appear in the annual report and the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.

CLASS A SHARES
The financial highlights for the period ended May 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS A SHARES (FISCAL PERIOD ENDED 5-31-99)
------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                        1999/1/
  NET ASSET VALUE, BEGINNING OF PERIOD                       $--
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                --
  Net realized and unrealized gain (loss) on investment
  transactions                                                --
  TOTAL FROM INVESTMENT OPERATIONS                            --
------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        --
  Distributions from net realized gains                       --
  TOTAL DISTRIBUTIONS                                         --
  NET ASSET VALUE, END OF PERIOD                          $   --
  TOTAL RETURN/2/                                            --%
------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                                  1999
  NET ASSETS, END OF PERIOD (000)                            $--
  Average net assets (000)                                   $--
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution fees                   --%/3/
  Expenses, excluding distribution fees                   --%/3/
  Net investment income (loss)                            --%/3/
  Portfolio turnover                                         --%

--------------------------------------------------------------------------------
1 Information shown is for the period 6-25-98 (when shares were first offered)
  through 5-31-99.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for a period of less than a full year is not annualized.
3 Annualized.
--------------------------------------------------------------------------------


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     36

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

CLASS B SHARES
The financial highlights for the period ended May 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS B SHARES (FISCAL PERIOD ENDED 5-31-99)
------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                        1999/1/
  NET ASSET VALUE, BEGINNING OF PERIOD                       $--
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                --
  Net realized and unrealized gain (loss) on investment
  transactions                                                --
  TOTAL FROM INVESTMENT OPERATIONS                            --
------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        --
  Distributions from net realized gains                       --
  TOTAL DISTRIBUTIONS                                         --
  NET ASSET VALUE, END OF PERIOD                             $--
  TOTAL RETURN/2/                                            --%
------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                                  1999
  NET ASSETS, END OF PERIOD (000)                            $--
  Average net assets (000)                                   $--
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution fees                   --%/3/
  Expenses, excluding distribution fees                   --%/3/
  Net investment income (loss)                            --%/3/
  Portfolio turnover                                         --%

--------------------------------------------------------------------------------
1 Information shown is for the period 6-25-98 (when shares were first offered) through 5-31-99.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for a period of less than a full year is not annualized.
3  Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------


CLASS C SHARES
The financial highlights for the period ended May 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS C SHARES (FISCAL PERIOD ENDED 5-31-99)
----------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                        1999/1/
  NET ASSET VALUE, BEGINNING OF PERIOD                       $--
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                --
  Net realized and unrealized gain (loss) on investment
  transactions                                                --
  TOTAL FROM INVESTMENT OPERATIONS                            --
----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        --
  Distributions from net realized gains                       --
  TOTAL DISTRIBUTIONS                                         --
  NET ASSET VALUE, END OF PERIOD                             $--
  TOTAL RETURN/2/                                            --%
----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                                  1999
  NET ASSETS, END OF PERIOD (000)                            $--
  Average net assets (000)                                   $--
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution fees                   --%/3/
  Expenses, excluding distribution fees                   --%/3/
  Net investment income (loss)                            --%/3/
  Portfolio turnover                                       --%

--------------------------------------------------------------------------------
1 Information shown is for the period 6-25-98 (when shares were first offered)
  through 5-31-99.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for a period of less than a full year is not annualized.
3 Annualized.


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     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND        [GRAPHIC] (800) 225-1852

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

CLASS Z SHARES
The financial highlights for the period ended May 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, through whose report was unqualified.

  CLASS Z SHARES (FISCAL PERIOD ENDED 5-31-99)
-----------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                                     1999/1/
  NET ASSET VALUE, BEGINNING OF PERIOD                                    $--
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (--)
  Net realized and unrealized gain (loss) on investment transactions       --
  TOTAL FROM INVESTMENT OPERATIONS                                         --
-----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income                                     --
  Distributions from net realized gains                                  (--)
  TOTAL DISTRIBUTIONS                                                    (--)
  NET ASSET VALUE, END OF PERIOD                                          $--
  TOTAL RETURN/2/                                                         --%
-----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                                               1999
  NET ASSETS, END OF PERIOD (000)                                         $--
  Average net assets (000)                                                $--
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution fees                                --%/3/
  Expenses, excluding distribution fees                                --%/3/
  Net investment income (loss)                                         --%/3/
  Portfolio turnover                                                     --%

--------------------------------------------------------------------------------
1 Information shown is for the period 6-25-98 (when shares were first offered)
  through 5-31-99.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for a period of less than a full year is not annualized.
3 Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   The Prudential Mutual Fund Family
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Distressed Securities Fund, Inc.
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
 Prudential Small-Cap Index Fund
 Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
 Prudential Jennison Growth Fund
 Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
 Nicholas-Applegate Growth Equity Fund

ASSET ALLOCATION/BALANCED FUNDS
Prudential Balanced Fund
Prudential Diversified Funds
 Conservative Growth Fund
 Moderate Growth Fund
 High Growth Fund
The Prudential Investment Portfolios, Inc.
 Prudential Active Balanced Fund

GLOBAL FUNDS
GLOBAL STOCK FUNDS
Prudential Developing Markets Fund
 Prudential Developing Markets Equity Fund
 Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
 Prudential Europe Index Fund
 Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
 Global Series
 International Stock Series
Global Utility Fund, Inc.

GLOBAL BOND FUNDS
Prudential Global Limited Maturity Fund, Inc.
 Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.
Prudential International Bond Fund, Inc.
The Global Total Return Fund, Inc.


--------------------------------------------------------------------------------

     PRUDENTIAL DEVELOPING MARKETS EQUITY FUND        [GRAPHIC]  (800) 225-1852

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


BOND FUNDS
TAXABLE BOND FUNDS
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
 Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
 Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
 Income Portfolio

TAX-EXEMPT BOND FUNDS
Prudential California Municipal Fund
 California Series
 California Income Series
Prudential Municipal Bond Fund
 High Income Series
 Insured Series
Prudential Municipal Series Fund
 Florida Series
 Massachusetts Series
 New Jersey Series
 New York Series
 North Carolina Series
 Ohio Series
 Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
 Liquid Assets Fund
 National Money Market Fund
Prudential Government Securities Trust
 Money Market Series
 U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
 Money Market Series
Prudential MoneyMart Assets, Inc.

TAX-FREE MONEY MARKET FUNDS
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
 California Money Market Series
Prudential Municipal Series Fund
 Connecticut Money Market Series
 Massachusetts Money Market Series
 New Jersey Money Market Series
 New York Money Market Series

COMMAND FUNDS
Command Money Fund
Command Government Fund
Command Tax-Free Fund

INSTITUTIONAL MONEY MARKET FUNDS
Prudential Institutional Liquidity Portfolio, Inc.
 Institutional Money Market Series
--------------------------------------------------------------------------------

    FOR MORE INFORMATION
    ________________________________________________________________

Please read this prospectus before you invest in the Fund and keep it for fu-ture reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
 (if calling from outside the U.S.)
--------------------------------------------------------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769
--------------------------------------------------------------------------------
Visit Prudential's Web Site At:
HTTP://WWW.PRUDENTIAL.COM
--------------------------------------------------------------------------------
Additional information about the Fund can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)

ANNUAL REPORT
 (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
 (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in Washington, DC
 (For hours of operation, call 1(800) SEC-0330)

Via the Internet:
http://www.sec.gov
--------------------------------------------------------------------------------
CUSIP NUMBERS:
CLASS A: 7443IP-10-8
CLASS B: 7443IP-20-7
CLASS C: 7443IP-30-6
CLASS Z: 7443IP-40-5

Investment Company Act File No: 811-8753


                                                [LOGO] Printed on Recycled Paper

MF179A

     FUND TYPE:
     _________________________________
     Global stock

     INVESTMENT OBJECTIVE:
     _________________________________
     Long-term growth of capital


     Prudential Developing
     Markets Fund
                                   [GRAPHIC]

--------------------------------------------------------------------------------
PRUDENTIAL LATIN AMERICA EQUITY FUND
PROSPECTUS: AUGUST  , 1999


As with all mutual funds, the
Securities and Exchange
Commission has not approved or
disapproved the Fund's shares,
nor has the SEC determined that
this prospectus is complete or
accurate. It is a criminal                      [LOGO] Prudential
offense to state otherwise.                            Investments

--------------------------------------------------------------------------------
   Table of Contents
--------------------------------------------------------------------------------

 1   Risk/Return Summary

 1   Investment Objective and Principal Strategies
 1   Principal Risks
 2   Evaluating Performance
 3   Fees and Expenses

 5   How the Fund Invests
 5   Investment Objective and Policies
 6   Other Investments
 8   Derivative Strategies
 8   Additional Strategies
 9   Investment Risks

 12  How the Fund is Managed
 12  Board of Trustees
 12  Manager
 12  Investment Adviser
 13  Portfolio Managers
 13  Distributor
 13  Year 2000 Readiness Disclosure

 15  Fund Distributions and Tax Issues
 15  Distributions
 16  Tax Issues
 17  If You Sell or Exchange Your Shares

 19  How to Buy, Sell and Exchange Shares of the Fund
 19  How to Buy Shares
 27  How to Sell Your Shares
 31  How to Exchange Your Shares

 33  Financial Highlights
 34  Class A Shares
 35  Class B Shares
 36  Class C Shares
 37  Class Z Shares

 38  The Prudential Mutual Fund Family

     For More Information (Back Cover)

--------------------------------------------------------------------------------


     PRUDENTIAL LATIN AMERICA EQUITY FUND             [GRAPHIC]  (800) 225-1852

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WE'RE GROWTH INVESTORS
We look primarily for stock that we believe is undervalued and/or will grow faster--and earn better profits--than other companies. We also look for companies with strong competitive advantages, effective research, product development, strong management or financial strength.
--------------------------------------------------------------------------------

This section highlights key information about the PRUDENTIAL LATIN AMERICA EQUITY FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is LONG-TERM GROWTH OF CAPITAL, which means we look for investments that we think will increase in value over a period of years. We normally invest at least 65% of the Fund's total assets in equity-related securities of companies doing business principally in or domiciled in Latin America. We refer to these securities throughout this Prospectus as LATIN AMERICAN SECURITIES. We define Latin America as Mexico and all countries in Central America and South America. There is no limit on the percentage of the Fund's assets that may be invested in any single country.
   We ordinarily look for one or more of the following characteristics:
  . prospects for above-average earnings growth per share;
  . high return on invested capital;
  . healthy balance sheets;
  . sound financial and accounting policies and overall financial strength;
  . strong competitive advantages;
  . effective research and product development and marketing;
  . efficient service;
  . pricing flexibility;
  . strength of management; and
  . general operating characteristics that will allow the companies to compete successfully in their marketplace.
   While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, such as common stock, there is the risk that the value of a particular stock could go down. Also, because the Fund invests primarily in a single region of the world, its investments are


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact Latin America more or less than other global regions.
   In addition to an individual security losing value, the value of the equity markets as a whole could go down. Investing in foreign securities presents additional risks, since foreign political, economic and legal systems may be less stable than those in the U.S. and these risks or other factors may cause foreign stock markets to decline. The changing value of foreign currencies also affects the value of the assets we hold and our performance.
   The risks of investing in foreign securities are heightened for Latin American securities. Moreover, Latin American securities present additional risks which should be considered carefully by an investor in the Fund. Investing in Latin American securities involves exposure to economies that are less diverse and mature, and political and legal systems which are less stable, than those of more developed markets. In addition, investment decisions by international investors, such as the Fund, particularly concurrent buying or selling programs, have a greater effect on securities prices and currency values than in more developed markets. As a result, Latin American securities have historically been, and may continue to be, subject to greater volatility and share price declines than securities issued by U.S. corporations or companies in other markets that are considered developed.
   Many Latin American countries have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have a negative impact on securities prices.
   There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Fund could lose value, and you could lose money. The Fund does not represent a complete investment program.
   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE
A number of factors--including risk--affect how the Fund performs. The Fund has not operated for a full calendar year, so there is no annual performance to report. For information about the Fund's performance since its inception, see "Financial Highlights." Past performance does not mean that the Fund will achieve similar results in the future.


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     PRUDENTIAL LATIN AMERICA EQUITY FUND          [GRAPHIC]   (800) 225-1852

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees and expenses for each share class of the Fund--Class A, B, C and Z. Each share class has different sales charges-- known as loads--and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Fund."

 SHAREHOLDER FEES/1/ (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                              CLASS A  CLASS B CLASS C CLASS Z
  Maximum sales charge (load) imposed on            5%    None      1%    None
  purchases (as a percentage of offering
  price)

  Maximum deferred sales charge (load) (as a      None   5%/2/   1%/3/    None
  percentage of the lower of original
  purchase price or sale proceeds)

  Maximum sales charge (load) imposed on          None    None    None    None
  reinvested dividends and other
  distributions

  Redemption fees                                 None    None    None    None

  Exchange fee                                    None    None    None    None


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------
                                              CLASS A  CLASS B CLASS C CLASS Z
  Management fees                             1.25%      1.25%   1.25%   1.25%
  + Distribution and service (12b-1) fees      .30%/4/   1.00%   1.00%    None
  + Other expenses                                   %       %       %       %
  = TOTAL ANNUAL FUND OPERATING EXPENSES             %       %       %       %
  - Waivers and/or reimbursements              .05%/4/ None/4/ None/4/ None/4/
  = NET ANNUAL FUND OPERATING EXPENSES               %       %       %       %

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.
2 The Contingent Deferred Sales Charge (CDSC) for Class B shares decreases by
  1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
3 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.
4 For the fiscal year ending May 31, 2000, the Distributor of the Fund has contractually agreed to reduce its distribution and service fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares, and the Manager has contractually agreed to reimburse the Fund for operating expenses, exclusive of distribution and service (12b-1) fees, in excess of 1.99% of the average daily net assets of each class of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------


EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After the first year, the example does not take into consideration the Distributor's agreement to reduce its distribution and service fees for Class A shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------

                  1 YR 3 YRS 5 YRS 10 YRS
  Class A shares  $     $     $     $
  Class B shares  $     $     $     $
  Class C shares  $     $     $     $
  Class Z shares  $     $     $     $

You would pay the following expenses on the same investment if you did not sell your shares:

--------------------------------------------------------------------------------

                  1 YR 3 YRS 5 YRS 10 YRS
  Class A shares  $      $    $     $
  Class B shares  $      $    $     $
  Class C shares  $      $    $     $
  Class Z shares  $      $    $     $



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     PRUDENTIAL LATIN AMERICA EQUITY FUND           [GRAPHIC]  (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUR GROWTH STRATEGY
We look for companies that are likely to produce strong growth in earnings and/or sales, and whose stock prices do not reflect this future growth. These companies usually have a unique market niche, a strong new product profile or superior management. We analyze companies using both fundamental and quantitative techniques.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is LONG-TERM GROWTH OF CAPITAL. This means we look to build an investment portfolio which, though potentially volatile in the short term, has the potential for significant capital appreciation over the longer term. While we make every effort to achieve our objective, we can't guarantee success.

   In pursuing our objective, we normally invest primarily (at least 65% of the Fund's total assets) in LATIN AMERICAN SECURITIES, that is, equity-related securities of companies doing business principally in or domiciled in Latin America. We define Latin America as Mexico and all countries in Central America and South America. We consider a security to be a Latin American security if:

  . the principal trading market for the security is in Latin America
  . the company that issued the security derives 50% or more of its total revenue from goods produced or sales made in Latin America
  . the company that issued the security is organized under the laws of, and has a principal office in, Latin America or . the security was issued or guaranteed by the government (or its agencies and instrumentalities), a political subdivision or the central bank of a Latin American country

   In addition to common stock, equity-related securities include, but are not limited to, preferred stock, warrants or rights to purchase or subscribe to common or preferred stock, American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), convertible securities, trust certificates, limited partnership interests and equity participations. ADRs, EDRs and GDRs are certificates that represent an equity investment in a domestic or foreign company or some other issuer and are usually issued by a bank or trust company. The Fund may invest up to 35% of its total assets in equity-related securities of non-Latin American companies and in fixed-income obligations.

   In selecting securities for the Fund, we use a bottom-up approach based on a company's growth potential, and we focus the Fund's portfolio on those areas within Latin America with the most attractive near-term prospects.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

   We ordinarily look for one or more of the following characteristics:

  . prospects for above-average earnings growth per share;
  . high return on invested capital;
  . healthy balance sheets;
  . sound financial and accounting policies and overall financial strength; . strong competitive advantages;
  . effective research and product development and marketing;
  . efficient service;
  . pricing flexibility;
  . strength of management; and
  . general operating characteristics that will allow the companies to compete successfully in their marketplace.

   Generally, we consider selling a security when the security no longer displays the conditions for growth, is no longer undervalued, or falls short of expectations.

   For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Fund, Its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.

   The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Fund's Board of Trustees can change investment policies that are not fundamental.

OTHER INVESTMENTS

In addition to the principal strategies discussed above, we may also use the following strategies to increase the Fund's returns or protect its assets if market conditions warrant.

MONEY MARKET INSTRUMENTS, BONDS AND OTHER FIXED-INCOME OBLIGATIONS
Under normal conditions, the Fund may invest up to 35% of total assets in MONEY MARKET INSTRUMENTS, BONDS and other fixed-income obligations. Money market instruments and bonds are known as fixed-income securities because issuers of these securities are obligated to pay interest and principal. Typically, fixed-income securities don't increase or decrease in value in relation to an issuer's financial condition or business prospects as


--------------------------------------------------------------------------------

     PRUDENTIAL LATIN AMERICA EQUITY FUND          [GRAPHIC]   (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

stock may, although their value does fluctuate inversely to changes in interest rates generally and directly in relation to their perceived credit quality. Corporations and governments issue money market instruments and bonds to raise money. The Fund may buy obligations of companies, foreign countries or the U.S. Government. The Fund may also invest in Brady Bonds, which are created in connection with debt restructuring through the exchange of existing bank loans to foreign nations for new obligations. Money market instruments include the commercial paper and short-term obligations of foreign and domestic corporations, banks and governments and their agencies.
   The Fund will purchase only money market instruments that have received one of the two highest short-term debt ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization (NRSRO). For bonds and other long-term fixed-income obligations, we may invest in obligations rated at least C by Moody's or S&P. We may also invest in obligations that are not rated, but which we believe to be of comparable quality. As a matter of operating policy, which may be changed without shareholder approval, we will not invest more than 10% of total assets in obligations rated lower than Baa by Moody's or BBB by S&P (or in unrated obligations of comparable quality).
   After a security has been purchased by the Fund, it may be assigned a lower rating or cease to be rated. This does not mean that the Fund must sell the security, but the investment adviser will consider such an event in deciding whether the Fund should continue to hold the security in its portfolio.
   An obligation is considered investment grade if it has received one of the top four long-term debt ratings from a NRSRO. Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. Obligations rated below investment grade are referred to as high-yield or "junk" bonds, and their value is more likely to react to developments affecting market or credit risk than higher-rated debt obligations, which react primarily to movements in the general level of interest rates. In particular, "junk" bond investments may increase or decrease in value due to an issuer's financial condition. Obligations rated C by S&P are of the lowest quality and may be used when an issuer has filed

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

a bankruptcy petition but continues to make debt payments. Moody's lowest rating is C, and obligations given this rating have extremely poor prospects of ever attaining any real investment standing.
   For more information about bonds and bond ratings, see the SAI, "Appendix I--Description of Security Ratings."

TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic or political conditions, we may temporarily invest up to 100% of the Fund's assets in money market instruments. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Fund's assets when equity markets are unstable.

REPURCHASE AGREEMENTS
The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund.

INVESTMENT FUNDS
Certain markets are closed to equity investments by foreigners except through authorized investment funds. An investment in such funds can result in the duplication of management and advisory fees.

DERIVATIVE STRATEGIES
We may use a number of alternative investment strategies--including DERIVATIVES--to try to improve the Fund's returns or protect its assets, although we cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available or that the Fund will not lose money. Derivatives--such as futures, options, forward foreign currency exchange contracts and options on futures--involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objective. The investment adviser will consider various factors (such as cost) in deciding whether or not to employ any particular strategy or use any particular instrument. Any derivatives we may use may not match the Fund's underlying holdings.


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     PRUDENTIAL LATIN AMERICA EQUITY FUND       [GRAPHIC]    (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------


OPTIONS
The Fund may purchase and sell put and call options on equity securities, stock indices and foreign currencies that are traded on U.S. or foreign securities exchanges, on NASDAQ or in the over-the-counter market. An option is the right to buy or sell securities or currencies in exchange for a premium. The Fund will sell only covered options.

FUTURES CONTRACTS AND RELATED OPTIONS, FOREIGN CURRENCY FORWARD CONTRACTS
The Fund may purchase and sell stock and bond index futures contracts and related options on stock and bond index futures. The Fund also may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date or to make or receive a cash payment based on the value of a securities index on a stipulated future date. The Fund may also enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price.

   For more information about these strategies, see the SAI, "Description of the Fund, its Investments and Risks--Hedging and Return Enhancement Strategies."

ADDITIONAL STRATEGIES
The Fund also follows certain policies when it BORROWS MONEY (the Fund can currently borrow up to 25% of the value of its total assets); LENDS ITS SECURITIES to others (as an operating policy, which may be changed without shareholder approval, the Fund will not lend more than 30% of the value of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------


INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, its Investments and Risks" in the SAI.

 INVESTMENT TYPE
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 LATIN AMERICAN        . Geographically       . Rewards
 SECURITIES              concentrated           associated with
                         investments can        foreign
 At least 65%; up        result in more         securities in
 to 100%                 pronounced risks       general and
                         based upon             equity-related
                         economic               securities as
                         conditions that        described below
                         impact that
                         region either
                         more or less than
                         other global
                         regions

                       . Subject to
                         greater
                         volatility and
                         share price
                         declines than
                         securities issued
                         by U.S.
                         corporations or
                         companies in
                         other more
                         developed
                         countries

                       . Unpredictable
                         volatility
                         arising from cash
                         flows into and
                         out of Latin
                         American markets
                         and currencies
                         from
                         international
                         investors

                       . Other risks
                         associated with
                         foreign
                         securities in
                         general and
                         equity-related
                         securities as
                         described below,
                         which risks are
                         heightened for
                         Latin American
                         securities
--------------------------------------------------------------------------------


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     PRUDENTIAL LATIN AMERICA EQUITY FUND          [GRAPHIC]   (800) 225-1852

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 FOREIGN               . Foreign markets,     . Investors can
 SECURITIES IN           economies and          participate in
 GENERAL                 political systems      the growth of
                         may not be as          foreign markets
 At least 65%; up        stable as in the       and companies
 to 100%                 U.S.,                  operating in
                         particularly           those markets
                         those in
                         developing
                         countries

                       . Currency risk--
                         changing values
                         of foreign
                         currencies or
                         risk of
                         devaluation of a
                         currency by a
                         country's
                         government or
                         central bank

                       . May be less
                         liquid than U.S.
                         stocks and bonds

                       . Differences in
                         foreign laws,
                         accounting
                         standards, public
                         information and
                         custody and
                         settlement
                         practices

                       . Year 2000
                         conversion may be
                         more of a problem
                         for some foreign
                         issuers,
                         governments and
                         securities
                         markets

--------------------------------------------------------------------------------

 COMMON STOCK AND      . Individual stocks    . Historically,
 OTHER EQUITY-           could lose value       stocks have
 RELATED               . The equity             outperformed
 SECURITIES              markets could go       other
                         down, resulting        investments over
                         in a decline in        the long term
                         value of the
                         Fund's               . Generally,
                         investments            economic growth
                                                means higher
 For U.S. compa-       . Companies that         corporate
 nies and other          pay dividends may      profits, which
 companies outside       not do so if they      leads to an
 of Latin America,       don't have             increase in
 up to 35%, usu-         profits or             stock prices,
 ally less               adequate cash          known as capital
                         flow                   appreciation

 For Latin             . Changes in           . May be a source
 American                economic or            of dividend
 companies, at           political              income
 least 65%, up to        conditions, both
 100%                    domestic and
                         international,
                         resulting in a
                         decline in value
                         of the Fund's
                         investments

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL             RISKS                  POTENTIAL REWARDS
 ASSETS
                             . The Fund's           . Bonds have
 FIXED-INCOME                  holdings, share        generally
 OBLIGATIONS                   price, yield and       outperformed
                               total return may       money market
 Up to 35%                     fluctuate in           instruments over
                               response to bond       the long term
                               market movements       with less risk
                                                      than stocks
                             . Credit risk--the
                               default of an        . Most bonds will
                               issuer would           rise in value
                               leave the Fund         when interest
                               with unpaid            rates fall
                               interest or
                               principal. The       . Regular interest
                               lower a bond's         income
                               quality, the
                               higher its           . Investment grade
                               potential              bonds have a
                               volatility             lower risk of
                                                      default
                             . Market risk--the
                               risk that the        . Generally more
                               market value of        secure than
                               an investment may      stock since
                               move up or down,       companies must
                               sometimes rapidly      pay their debts
                               or unpredictably.      before paying
                               Market risk may        stockholders
                               affect an
                               industry, a
                               sector or the
                               market as a whole

                             . Interest rate
                               risk--the value
                               of most bonds
                               will fall when
                               interest rates
                               rise; the longer
                               a bond's maturity
                               and the lower its
                               credit quality,
                               the more its
                               value typically
                               falls. It can
                               lead to price
                               volatility
--------------------------------------------------------------------------------


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     12

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL           RISKS                  POTENTIAL REWARDS
 ASSETS

 DERIVATIVES              . Derivatives used      . The Fund could
                            for hedging, such       make money and
 Percentage varies          as futures,             protect against
                            options and             losses if the
                            foreign currency        investment
                            forward                 analysis proves
                            contracts, may          correct
                            not fully offset
                            the underlying        . Derivatives that
                            positions and           involve leverage
                            this could result       could generate
                            in losses to the        substantial
                            Fund that would         gains or low
                            not have                cost
                            otherwise
                            occurred              . One way to
                                                    manage the
                          . Derivatives used        Fund's
                            for risk                risk/return
                            management may          balance is by
                            not have the            locking in the
                            intended effects        value of an
                            and may result in       investment ahead
                            losses or missed        of time
                            opportunities

                          . The counterparty
                            to a derivatives
                            contract could
                            default

                          . Derivatives can
                            increase share
                            price volatility
                            and those that
                            involve leverage
                            could magnify
                            losses

                          . Certain types of
                            derivatives
                            involve costs
                            that can reduce
                            returns

--------------------------------------------------------------------------------

 ILLIQUID                 . May be difficult      . May offer a more
 SECURITIES                 to value                attractive yield
                            precisely               or potential for
 Up to 15% of net                                   growth than more
 assets                   . May be difficult        widely traded
                            to sell at the          securities
                            time or price
                            desired

--------------------------------------------------------------------------------

 MONEY MARKET             . Limits potential      . May preserve the
 INSTRUMENTS                for capital             Fund's assets
                            appreciation

 Up to 100% on a          . See Credit risk
 temporary basis            and Market risk


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund is Managed
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The Fund's Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077

   Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended May 31, 1999, the Fund paid PIFM management fees of 1.25% of the Fund's average net assets.
   As of May 31, 1999, PIFM served as the Manager to all of the Prudential mutual funds, and as Manager or administrator to closed-end investment
companies, with aggregate assets of approximately   billion.

INVESTMENT ADVISER
The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and reimburses Prudential Investments for its reasonable costs and expenses.

PORTFOLIO MANAGERS

The Fund is managed by MARIA ELENA CARRION, CFA.

   MARIA ELENA CARRION is a Managing Director of Prudential Investments and has managed the Fund since its inception. She joined Prudential Investments in 1997. Maria Elena was previously employed by Bankers Trust Company as a portfolio manager beginning in April 1993. She was awarded the Chartered Financial Analyst (CFA) designation.


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   How the Fund is Managed
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DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund also has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A, B, C and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

YEAR 2000 READINESS DISCLOSURE
The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. The Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Board receive, and have received since early 1998, satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner or that there will be no adverse impact on the Fund. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.
   Additionally, issuers of securities generally, as well as those purchased by the Fund, may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and result in a decline in the value of the securities held by the Fund. Governments, participants in securities markets and issuers in Latin American markets may not be as prepared for

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year 2000 readiness as those in developed markets. As a result, the Fund may have a greater negative impact in value of securities held or in the duration of the remediation process than investors in securities in developed markets.


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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund pays DIVIDENDS of ordinary income and distributes realized net CAPITAL GAINS, if any, to shareholders. These distributions are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified tax-deferred plan or account. Dividends and distributions from the Fund may also be subject to state income tax in the state where you live.
   Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, unless you hold your shares in a qualified tax-deferred plan or account.
   The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Fund distributes DIVIDENDS to shareholders out of any net investment income plus any realized net capital gains, typically once a year. For example, if the Fund owns an ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income whether or not they are reinvested in the Fund.
   The Fund also distributes realized net CAPITAL GAINS to shareholders-- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, LONG-TERM capital gains are taxed at the rate of 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at rates of up to 39.6%. Different rates apply to corporate shareholders.
   For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you the proceeds if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes, unless your shares are held in a

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qualified tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you receive any distributions from your qualified tax-deferred plan or account.
   Fund distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are eligible for the 70% dividends-received deduction for certain dividends.

WITHHOLDING TAXES
If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

IF YOU PURCHASE JUST BEFORE RECORD DATE
If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout although this may not be apparent because the value of each share of the Fund will also be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase means that part of your investment came back to you as taxable income.


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QUALIFIED RETIREMENT PLANS
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of Prudential mutual funds that are suitable for retirement plans offered by Prudential.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax unless you hold shares in a qualified tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares. If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
   If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). If you acquire shares of the Fund and sell your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.
   Exchanging your shares of the Fund for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.
   Any gain or loss you may have from selling or exchanging Fund shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

--------------------------------------------------

                       +$  CAPITAL GAIN
                           (taxes owed)
RECEIPTS FROM SALE         OR
                       -$  CAPITAL LOSS
                           (offset against gain)

--------------------------------------------------

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   Fund Distributions and Tax Issues
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AUTOMATIC CONVERSION OF CLASS B SHARES
We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.


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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 15020
NEW BRUNSWICK, NJ 08906-5020

   To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Fund, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.
   Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
   When choosing a share class, you should consider the following:
  . The amount of your investment
  . The length of time you expect to hold the shares and the impact of the varying distribution fees

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  . The different sales charges that apply to each share class--Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
  . Whether you qualify for any reduction or waiver of sales charges
  . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
  . Whether you qualify to purchase Class Z shares.
   See "How to Sell Your Shares" for a description of the impact of CDSCs.

Share Class Comparison. Use this chart to help you compare the Fund's different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

--------------------------------------------------------------------------------

                           CLASS A          CLASS B         CLASS C          CLASS Z

  Minimum purchase         $1,000           $1,000          $2,500           None
  amount/1/

  Minimum amount for       $100             $100            $100             None
  subsequent purchases/1/

  Maximum initial          5% of the public None            1% of the public None
  sales charge             offering price                   offering price

  Contingent Deferred      None             If sold during: 1% on sales      None
  Sales Charge                              Year 1       5% made within
  (CDSC)/2/                                 Year 2       4% 18 months of
                                            Year 3       3% purchase/2/
                                            Year 4       2%
                                            Years 5/6    1%
                                            Year 7       0%

  Annual distribution and  .30 of 1%;       1%              1%               None
  service (12b-1) fees     (.25 of 1%
  (shown as a percentage   currently)
  of average net
  assets)/3/

1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services-- Automatic Investment Plan."
2 For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Charge (CDSC)." Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year.
3 These distribution fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee). Class B and Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%.


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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

--------------------------------------------------------------------------------

                         SALES CHARGE AS %  SALES CHARGE AS %      DEALER
  AMOUNT OF PURCHASE     OF OFFERING PRICE OF AMOUNT INVESTED REALLOWANCE
  Less than $25,000                  5.00%              5.26%       4.75%
  $25,000 to $49,999                 4.50%              4.71%       4.25%
  $50,000 to $99,999                 4.00%              4.17%       3.75%
  $100,000 to $249,999               3.25%              3.36%       3.00%
  $250,000 to $499,999               2.50%              2.56%       2.40%
  $500,000 to $999,999               2.00%              2.04%       1.90%
  $1 million and above*               None               None        None

* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares.

   To satisfy the purchase amounts above, you can:
  . invest with an eligible group of investors who are related to you;
  . buy the Class A shares of two or more Prudential mutual funds at the same time;
  . use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation); or
  . sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other Prudential mutual funds within 13 months.

Benefit Plans. Benefit Plans can avoid Class A's initial sales charge if the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential mutual funds (excluding money market funds other than those acquired under the exchange privilege) or 250 eligible employees or

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participants. For these purposes, a Benefit Plan is a pension, profit-sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue Code, a deferred compensation or annuity plan under Sections 403(b) and 457 of the Internal Revenue Code, a "rabbi trust" or a nonqualified deferred compensation plan sponsored by an employer that has a tax-qualified benefit plan with Prudential. Class A shares may also be purchased without a sales charge by participants who are repaying loans from Benefit Plans where Prudential (or its affiliates) provides administrative or recordkeeping services, sponsors the product or provides account services.
   Certain Prudential retirement programs--such as PruArray Association Benefit Plans and PruArray Savings Programs--may also be exempt from Class A's sales charge. For more information, see the SAI or contact your financial adviser. In addition, waivers are available to investors in certain programs sponsored by brokers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:
  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades and charges its clients a management, consulting or other fee for its services; and
  . Mutual fund "supermarket" programs where the sponsor links its customers' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

Other Types of Investors. Other investors pay no sales charge, including certain officers, employees or agents of Prudential and its affiliates, Prudential Mutual Funds, the subadvisers of the Prudential Mutual Funds and clients of brokers that have entered into a selected dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information about reducing or eliminating Class A's sales charge, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
Benefit Plans. Benefit Plans (as defined above) may purchase Class C shares without paying an initial sales charge. Participants who are repaying loans


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from Benefit Plans where Prudential (or its affiliates) provides administrative or recordkeeping services, sponsors the product or provides account services may also purchase Class C Shares without an initial sales charge.

Prudential Retirement Plans. The initial sales charge will be waived for purchases of Class C shares by both qualified and nonqualified retirement and deferred compensation plans participating in a PruArray Plan and other plans if Prudential also provides administrative or recordkeeping services.

Investment of Redemption Proceeds from Other Investment Companies. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated (Prudential Securities) or one of its affiliates. Such purchases must be made within 60 days of the redemption. To qualify for this waiver, you must:
  . purchase your shares through an account at Prudential Securities;
  . purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation; or
  . purchase your shares through another broker.

   This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker. The Transfer Agent may require any supporting documents it considers to be appropriate.

QUALIFYING FOR CLASS Z SHARES
Class Z shares of the Fund can be purchased by any of the following:
  . Any Benefit Plan as defined above, and certain nonqualified plans, provided the Benefit Plan--in combination with other plans sponsored by the same employer or group of related employers--has at least $50 million in defined contribution assets
  . Participants in any fee-based program or trust program sponsored by Prudential or an affiliate which includes mutual funds as investment options and the Fund as an available option

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  . Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option
  . Benefit Plans for which an affiliate of the Distributor provides administrative or recordkeeping services and, as of September 20, 1996, were either Class Z shareholders of the Prudential Mutual Funds or executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds
  . Current and former directors/trustees of the Prudential Mutual Funds
    (including the Fund)
  . Prudential with an investment of $10 million or more.

   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares, and a finder's fee for Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.
   When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares-- Conversion Feature--Class B Shares."


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--------------------------------------------------------------------------------
MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. stock in its portfolio and the price of ACME stock goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.

--------------------------------------------------------------------------------

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the prices of mutual funds daily.
   We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange is open for trading. We do not determine the NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.

WHAT PRICE WILL YOU PAY FOR SHARES OF THE FUND?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

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STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 15015
NEW BRUNSWICK, NJ 08906-5015

Automatic Investment Plan. You can make regular purchases of Fund shares for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs, or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLES, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

The PruTector Program. Optional group term life insurance--which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines--is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.


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Systematic Withdrawal Plan. A systematic withdrawal plan is available that will provide you with monthly or quarterly checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

Reports to Shareholders. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check, by wire or by electronic deposit to your bank account) at any time, subject to certain restrictions.
   When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell (less any applicable CDSC). If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

   Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, we will credit payment to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid this delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Fund, or we may delay paying you the proceeds from a sale. This may

--------------------------------------------------------------------------------

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
   If you are selling more than $100,000 of shares, you want the check sent to someone or some place that is not in our records, or you are a business or a trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase (one year for Class C shares purchased before November 2, 1998), you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
  . Amounts representing shares you purchased with reinvested dividends and distributions
  . Amounts representing shares that represent the increase in NAV above the total amount of your payments for shares made during the past six years for Class B shares (five years for Class B shares purchased before January 22, 1990) and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998)
  . Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

   Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
   Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.


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     30

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

   As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase (or one year for Class C shares purchased before November 2, 1998). For both Class B and Class C shares, the CDSC is calculated using the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
   The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:
  . after a shareholder dies or is disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders as well as shares owned in joint tenancy (with rights of survivorship), provided the shares were purchased before the death or disability;
  . to provide for certain distributions--made without IRS penalty--from a tax-deferred retirement plan, IRA or Section 403(b) custodial account; and
  . on certain sales from a Systematic Withdrawal Plan.

   For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charge--Class B Shares."

WAIVER OF THE CDSC--CLASS C SHARES
Prudential Retirement Plans. The CDSC will be waived for purchases of Class C shares by both qualified and nonqualified retirement and deferred compensation plans participating in a PruArray Plan and other plans if Prudential also provides administrative or recordkeeping services. The

--------------------------------------------------------------------------------

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

CDSC will also be waived on redemptions from Benefit Plans sponsored by Prudential and its affiliates to the extent that the redemption proceeds are invested in the Guaranteed Investment Account (a group annuity insurance product sponsored by Prudential), the Guaranteed Insulated Separate Account (a separate account offered by Prudential), and shares of the Stable Value Fund (an unaffiliated bank collective fund).

Other Benefit Plans. The CDSC will be waived on redemptions from Benefit Plans holding shares through a broker not affiliated with Prudential and for which the broker provides administrative or recordkeeping services.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA, or some other tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your new account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."


--------------------------------------------------------------------------------

     PRUDENTIAL LATIN AMERICA EQUITY FUND             [GRAPHIC]  (800) 225-1852

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------


RETIREMENT PLANS
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Fund for shares of the same class in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after your initial purchase, excluding any time shares which were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.
   If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 15010
NEW BRUNSWICK, NJ 08906-5010

   There is no sales charge for exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted for purposes of calculating the required holding periods for CDSC liability.


--------------------------------------------------------------------------------

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

   Remember, as we explained in the section entitled "Fund Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."
   If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The Fund may notify a market timer of rejection of an exchange or purchase order after the day on which the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


--------------------------------------------------------------------------------

     PRUDENTIAL LATIN AMERICA EQUITY FUND         [GRAPHIC]    (800) 225-1852

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

The financial highlights will help you evaluate the Fund's financial performance. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Fund, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.
   Review each chart with the financial statements and report of independent accountants which appear in the annual report and the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.

CLASS A SHARES
The financial highlights for period ended May 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS A SHARES (FISCAL PERIOD ENDED 5-31-99)
------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                        1999/1/
  NET ASSET VALUE, BEGINNING OF PERIOD                       $--
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                --
  Net realized and unrealized gain (loss) on investment
  transactions                                                --
  TOTAL FROM INVESTMENT OPERATIONS                            --
------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        --
  Distributions from net realized gains                       --
  TOTAL DISTRIBUTIONS                                         --
  NET ASSET VALUE, END OF PERIOD                             $--
  TOTAL RETURN/2/                                            --%
------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                                  1999
  NET ASSETS, END OF PERIOD (000)                            $--
  Average net assets (000)                                   $--
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution fees                   --%/3/
  Expenses, excluding distribution fees                   --%/3/
  Net investment income (loss)                            --%/3/
  Portfolio turnover                                        --%

--------------------------------------------------------------------------------
1 Information shown is for the period 6-25-98 (when shares were first offered)
  through 5-31-99.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for a period of less than a full year is not annualized.
3 Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

CLASS B SHARES
The financial highlights for the period ended May 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS B SHARES (FISCAL PERIOD ENDED 5-31-99)
------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                        1999/1/
  NET ASSET VALUE, BEGINNING OF PERIOD                       $--
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                --
  Net realized and unrealized gain (loss) on investment
  transactions                                                --
  TOTAL FROM INVESTMENT OPERATIONS                            --
------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income
  Distributions from net realized gains                       --
  TOTAL DISTRIBUTIONS                                         --
  NET ASSET VALUE, END OF PERIOD                             $--
  TOTAL RETURN/2/                                            --%
------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                                  1999
  NET ASSETS, END OF PERIOD (000)                            $--
  Average net assets (000)                                   $--
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution fees                   --%/3/
  Expenses, excluding distribution fees                   --%/3/
  Net investment income (loss)                            --%/3/
  Portfolio turnover                                         --%

--------------------------------------------------------------------------------
1 Information shown is for the period 6-25-98 (when shares were first offered) through 5-31-99.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for a period of less than a full year is not annualized.
3  Annualized.


--------------------------------------------------------------------------------

     PRUDENTIAL LATIN AMERICA EQUITY FUND            [GRAPHIC] (800) 225-1852

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------


CLASS C SHARES
The financial highlights for the period ended May 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS C SHARES (FISCAL PERIOD ENDED 5-31-99)
----------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                        1999/1/
  NET ASSET VALUE, BEGINNING OF PERIOD                       $--
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                --
  Net realized and unrealized gain (loss) on investment
  transactions                                                --
  TOTAL FROM INVESTMENT OPERATIONS                            --
----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income
  Distributions from net realized gains                       --
  TOTAL DISTRIBUTIONS                                         --
  NET ASSET VALUE, END OF PERIOD                             $--
  TOTAL RETURN/2/                                            --%
----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                                  1999
  NET ASSETS, END OF PERIOD (000)                            $--
  Average net assets (000)                                   $--
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution fees                   --%/3/
  Expenses, excluding distribution fees                   --%/3/
  Net investment income (loss)                            --%/3/
  Portfolio turnover                                        --%

--------------------------------------------------------------------------------
1 Information shown is for the period 6-25-98 (when shares were first offered)
  through 5-31-99.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for a period of less than a full year is not annualized.
3 Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

CLASS Z SHARES
The financial highlights for the period ended May 31, 1999 were audited by PricewaterhouseCoopers LLP, independent accountants whose report was unqualified.

  CLASS Z SHARES (FISCAL PERIOD ENDED 5-31-99)
-----------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE                                     1999/1/
  NET ASSET VALUE, BEGINNING OF PERIOD                                    $--
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (--)
  Net realized and unrealized gain (loss) on INVESTMENT TRANSACTIONS       --
  TOTAL FROM INVESTMENT OPERATIONS                                         --
-----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income
  Distributions from net realized gains                                  (--)
  TOTAL DISTRIBUTIONS                                                    (--)
  NET ASSET VALUE, END OF PERIOD                                          $--
  TOTAL RETURN/2/                                                         --%
-----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA                                               1999
  NET ASSETS, END OF PERIOD (000)                                         $--
  Average net assets (000)                                                $--
  RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution fees                                --%/3/
  Expenses, excluding distribution fees                                --%/3/
  Net investment income (loss)                                         --%/3/
  Portfolio turnover                                                     --%

--------------------------------------------------------------------------------
1 Information shown is for the period 6-25-98 (when shares were first offered)
  through 5-31-99.
2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for a period of less than a full year is not annualized.
3 Annualized.


--------------------------------------------------------------------------------

     PRUDENTIAL LATIN AMERICA EQUITY FUND        [GRAPHIC]     (800) 225-1852

--------------------------------------------------------------------------------
   The Prudential Mutual Fund Family
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Distressed Securities Fund, Inc.
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
 Prudential Small-Cap Index Fund
 Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
 Prudential Jennison Growth Fund
 Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
 Nicholas-Applegate Growth Equity Fund

ASSET ALLOCATION/BALANCED FUNDS
Prudential Balanced Fund
Prudential Diversified Funds
 Conservative Growth Fund
 Moderate Growth Fund
 High Growth Fund
The Prudential Investment Portfolios, Inc.
 Prudential Active Balanced Fund

GLOBAL FUNDS
GLOBAL STOCK FUNDS
Prudential Developing Markets Fund
 Prudential Developing Markets Equity Fund
 Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
 Prudential Europe Index Fund
 Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
 Global Series
 International Stock Series
Global Utility Fund, Inc.

GLOBAL BOND FUNDS
Prudential Global Limited Maturity Fund, Inc.
 Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.
Prudential International Bond Fund, Inc.
The Global Total Return Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


BOND FUNDS
TAXABLE BOND FUNDS
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
 Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
 Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
 Income Portfolio

TAX-EXEMPT BOND FUNDS
Prudential California Municipal Fund
 California Series
 California Income Series
Prudential Municipal Bond Fund
 High Income Series
 Insured Series
Prudential Municipal Series Fund
 Florida Series
 Massachusetts Series
 New Jersey Series
 New York Series
 North Carolina Series
 Ohio Series
 Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
 Liquid Assets Fund
 National Money Market Fund
Prudential Government Securities Trust
 Money Market Series
 U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
 Money Market Series
Prudential MoneyMart Assets, Inc.

TAX-FREE MONEY MARKET FUNDS
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
 California Money Market Series
Prudential Municipal Series Fund
 Connecticut Money Market Series
 Massachusetts Money Market Series
 New Jersey Money Market Series
 New York Money Market Series

COMMAND FUNDS
Command Money Fund
Command Government Fund
Command Tax-Free Fund

INSTITUTIONAL MONEY MARKET FUNDS
Prudential Institutional Liquidity Portfolio, Inc.
 Institutional Money Market Series


--------------------------------------------------------------------------------

     PRUDENTIAL LATIN AMERICA EQUITY FUND        [GRAPHIC]     (800) 225-1852

    FOR MORE INFORMATION
    ________________________________________________________________

Please read this prospectus before you invest in the Fund and keep it for fu-ture reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 15005
NEW BRUNSWICK, NJ 08906-5005
(800) 225-1852
(732) 417-7555
 (if calling from outside the U.S.)
--------------------------------------------------------------------------------
Outside Brokers Should Contact:
PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906-5035
(800) 778-8769
--------------------------------------------------------------------------------
Visit Prudential's Web Site At:
HTTP://WWW.PRUDENTIAL.COM
--------------------------------------------------------------------------------
Additional information about the Fund can be obtained without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)

ANNUAL REPORT
 (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
 (The SEC charges a fee to copy documents.)

In Person:
Public Reference Room in Washington, DC
 (For hours of operation, call 1(800) SEC-0330)

Via the Internet:
http://www.sec.gov
--------------------------------------------------------------------------------
CUSIP NUMBERS:
CLASS A: 74437M-10-9
CLASS B: 74437M-20-8
CLASS C: 74437M-30-7
CLASS Z: 74437M-40-6

Investment Company Act File No: 811-8753


                                               [LOGO]  Printed on Recycled Paper

MF180A

                    PRUDENTIAL DEVELOPING MARKETS FUND

                PRUDENTIAL DEVELOPING MARKETS EQUITY FUND

                   PRUDENTIAL LATIN AMERICA EQUITY FUND

                   Statement of Additional Information

                           dated August  , 1999

  Prudential Developing Markets Fund (the Fund) is an open-end, diversified management company presently consisting of two series: Prudential Developing Markets Equity Fund and Prudential Latin America Equity Fund (each, a Series and collectively, the Series).

  Prudential Developing Markets Equity Fund's investment objective is long-term growth of capital. The Developing Markets Equity Fund seeks to achieve its objective by investing primarily in equity-related securities of companies located in developing markets throughout the world. Under normal circumstances, the Series will invest at least 65% of its total assets in equity-related securities of developing market issuers in at least the three following regions: Europe, Asia and Latin America. "Developing markets" include countries or markets that are defined as emerging or developing by the International Finance Corporation, the International Bank for Reconstruction and Development (World Bank) or the United Nations or its authorities. The Series may also invest in equity related securities of other companies and debt securities, engage in various derivatives transactions, including options on equity securities, stock indices, foreign currencies and futures contracts on foreign currencies, and may purchase and sell futures contracts on foreign currencies, groups of currencies and stock indices so as to hedge its portfolio and to attempt to enhance return. There can be no assurance that the Series' investment objective will be achieved. See "Description of the Fund, its Investments and Risks."

  Prudential Latin America Equity Fund's investment objective is long term growth of capital. It seeks to achieve this objective by investing primarily in equity-related securities of companies domiciled in or doing business principally in Latin America. "Latin America" is defined as Mexico and all countries located in Central America and South America. Under normal circumstances the Series intends to invest at least 65% of its total assets in such securities. The Series may also invest in equity-related securities of other companies and debt securities, engage in various derivatives transactions, including options on equity securities, stock indices, foreign currencies and futures contracts on foreign currencies, and may purchase and sell futures contracts on foreign currencies, groups of currencies and stock indices so as to hedge its portfolio and to attempt to enhance return. There can be no assurance that the Series' investment objective will be achieved. See "Description of the Fund, its Investments and Risks."

  The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

  The Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the relevant Series dated August
 , 1999, a copy of which may be obtained from the Fund upon request.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
Fund History.............................................................. B-2
Description of the Fund, its Investments and Risks........................ B-2
Investment Restrictions................................................... B-16
Management of the Fund.................................................... B-17
Control Persons and Principal Holders of Securities....................... B-19
Investment Advisory and Other Services.................................... B-20
Brokerage Allocation and Other Practices.................................. B-24
Securities and Organization............................................... B-26
Purchase, Redemption and Pricing of Fund Shares........................... B-27
Shareholder Investment Account............................................ B-38
Net Asset Value........................................................... B-42
Taxes, Dividends and Distributions........................................ B-43
Performance Information................................................... B-46
Financial Statements...................................................... B-
Report of Independent Accountants......................................... B-
Appendix I--Description of Security Ratings............................... I-1
Appendix II--General Investment Information............................... II-1
Appendix III--Historical Performance Data................................. III-1
Appendix IV--Information Relating to Prudential........................... IV-I

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MF179B

                                 FUND HISTORY

  The Fund was organized under the laws of Delaware on October 24, 1997 as an unincorporated business trust, a form of organization that is commonly referred to as a Delaware business trust.

              DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

(A) CLASSIFICATION

  The Fund is a diversified open-end management investment company.

(B) INVESTMENT STRATEGIES AND RISKS

  PRUDENTIAL DEVELOPING MARKETS EQUITY FUND: Prudential Developing Markets Equity Fund's investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in equity-related securities of companies located in developing markets throughout the world. "Developing markets" include countries or markets that are defined as emerging or developing by the International Finance Corporation, the International Bank for Reconstruction and Development (World Bank) or the United Nations or its authorities. Under normal circumstances, the Series intends to invest at least 65% of its total assets in such securities in at least the three following regions: Europe, Asia and Latin America. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests-- Investment Objective and Policies" in the Series' Prospectus.

  PRUDENTIAL LATIN AMERICA EQUITY FUND: Prudential Latin America Equity Fund's investment objective is long term growth of capital. It seeks to achieve this objective by investing primarily in equity-related securities of companies domiciled in or doing business principally in Latin America. "Latin America" is defined as Mexico and all countries located in Central America and South America. Under normal circumstances, the Series intends to invest at least 65% of its total assets in such securities. There can be no assurance that the Series investment objective will be achieved. See "How the Fund Invests-- Investment Objective and Policies" in the Series' Prospectus.

PORTFOLIO STRATEGY

  In selecting portfolio securities, the Subadviser focuses on individual companies with the potential for long-term capital growth, including established companies with the potential for high earnings growth and smaller and medium-sized companies that are well positioned to adapt to market and industry changes. The Subadviser identifies such companies on the basis of fundamental analysis, which involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. Although the primary portfolio management approach is company analysis, the Subadviser also analyzes foreign currency movements against the U.S. dollar in order to manage the foreign currency exposure of each Series and performs an analysis of individual countries. The Subadviser uses a variety of sources and techniques in analyzing these companies and countries and maintains strong local contacts in securities markets around the world. The Subadviser monitors and evaluates the economic and political climate and principal securities markets of the country in which each company is located. The Subadviser has broad access to international research and financial reports, data retrieval services and industry analysis. In addition, the Subadviser maintains relationships with the management of corporate issuers and from time to time visits companies overseas in whose securities a Series may invest.

  For purposes of compliance with the Investment Company Act, each Series relies on The North American Industry Classification System published by the Bureau of Economic Analysis, U.S. Department of Commerce, in determining industry classification.

SECURITIES OF FOREIGN ISSUERS

  The value of a Series' foreign investments may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of a Series' assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions and exchange control regulation.

  The economies of many of the countries in which a Series may invest are not as developed as the economy of the U.S. and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments.

  Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by a Series may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders.

  Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S. are likely to be higher. The securities markets in many of the countries in which a Series may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

FOREIGN DEBT SECURITIES

  A Series is permitted to invest in foreign corporate and government debt securities. "Foreign government debt securities" include debt securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies, supranational entities and other governmental entities (collectively, Government Entities) of foreign countries denominated in the currency of another such country.

  A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank. Debt securities of "quasi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers. Examples of quasi-government issuers include, among others, the Province of Ontario and the City of Stockholm. Foreign government debt securities shall also include debt securities of Government Entities denominated in European Currency Units. A European Currency Unit represents specified amounts of the currencies of certain of the member states of the European Community. Foreign government securities shall also include mortgage-backed securities issued by foreign Government Entities including quasi-governmental entities.

DEPOSITARY RECEIPTS

  Each Series may purchase American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities. For purposes of the Series' investment policies, a Series' investments in depositary receipts will be deemed to be investments in the underlying securities.

BRADY BONDS

  Each Series may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created in connection with debt restructuring through the exchange of existing commercial bank loans to sovereign entities for new obligations under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries to date including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, the Dominican Republic, Ecuador, Ivory Coast, Jordan, the former Yugosiav Republic of Macedonia, Mexico, Nigeria, Panama, Peru, the

Philippines, Poland, Russia, Solvenia, Uruguay, Venezuela and Vietnam (collectively, the "Brady Countries"). In addition, some countries have reached an agreement in principle to restructure their bank debt according to a Brady Plan and other countries are expected to negotiate similar restructurings in the future. In some cases countries have restructured or are planning to restructure their external bank debt into new loans or promissory notes.

  Many of the Brady Bonds have been issued relatively recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated), and they have been actively traded in the over-the-counter secondary market.

  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). There can be no assurance that Brady Bonds in which a Series may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause such Series to suffer a loss of interest or principal on any of its holdings.

  Most Brady Bonds issued by Mexico to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of Brady Bonds issued by Venezula and Argentina to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are generally considered speculative. In addition, many Brady Bonds currently are rated below investment grade. These securities are subject to each Series' current operating policy of not investing more than 10% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P.




RISK FACTORS AND SPECIAL CONSIDERATION OF INVESTING IN EURO-DENOMINATED
SECURITIES

  A Series may invest in euro-denominated Securities to the extent consistent with its investment objective and policies. Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three year transitional period, the euro will coexist with each member state's currency. Beginning July 1, 2002, the euro is expected to become the sole currency of the member states. During the transition period, the Series will treat the euro as a separate currency from that of any member state.

  The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. In addition, the transition of member state's currency into the euro will eliminate the risk among member states and will likely affect the investment process and considerations of the Series' investment adviser. To the extent a Series holds non-U.S. dollar-denominated securities, including those denominated in the euro, the Series will still be subject to currency risk due to fluctuations in those currencies as compared to the U.S. dollar.

  The introduction of the euro is expected to affect derivative and other financial contracts in which a Series may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

  The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term ramifications can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact the Series' investments.

CONVERTIBLE SECURITIES

  A convertible security is a bond or preferred stock which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation dependent upon a market price advance in the convertible security's underlying common stock.

  In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase its market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

  Convertible debt securities in which a Series may invest must comply with the quality restrictions for debt securities described in each Series' prospectus.


WARRANTS

  A Series may invest in warrants. A warrant gives the holder thereof the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. Warrants tend to be more volatile than the underlying stock, and if at a warrant's expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the underlying stock is trading at a price higher than the price set in the warrant, the Series can acquire the stock at a price below its market value. Neither Series intends to have more than 5% of its net assets invested in warrants during the coming year.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  From time to time, in the ordinary course of business, a Series may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. A Series will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund's Custodian will maintain, in a separate account of the relevant Series, cash, U.S. Government securities or other liquid unencumbered assets, marked to market daily, having a value equal to or greater than such commitments. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of a Series' assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Series net asset value. If a Series chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any portfolio security, incur a gain or loss due to market fluctuations. Neither Series intends to have more than 5% of its net assets (determined at the time of entering into the transaction) involved in transactions on a when-issued or delayed delivery basis during the coming year.

REPURCHASE AGREEMENTS

  A Series may enter into repurchase agreements, whereby the seller of a security agrees to repurchase that security from the Series at a mutually agreed-upon time and place. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Series' money is invested in the repurchase agreement. A Series' repurchase agreements will be collateralized by U.S. Government obligations. A Series will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Fund's Board of Trustees. Each Series' investment adviser will monitor the creditworthiness of such parties, under the general supervision of the Board of Trustees. In the event of a default or bankruptcy by a seller, the Series will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Series will suffer a loss.

  Each Series participates in a joint repurchase agreement account with other investment companies managed by Prudential Investments Fund Management LLC
(PIFM) pursuant to an order of the Securities and Exchange Commission (SEC). On a daily basis, any uninvested cash balances of a Series may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each Series participates in the income earned or accrued in the joint account based on the percentage of its investment.

LENDING OF SECURITIES

  Consistent with applicable regulatory requirements, a Series may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate 30% of the value of the relevant Series' total assets and provided that such loans are callable at any time by such Series and are at all times secured by cash or equivalent collateral (or a letter of credit) that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Series continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

  A loan may be terminated by the borrower on one business day's notice or by the relevant Series at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the relevant Series could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Fund. On termination of the loan, the borrower is required to return the securities to the Series, and any gain or loss in the market price during the loan would inure to the Series.

  Since voting or consent rights which accompany loaned securities pass to the borrower, each Series will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Series' investment in the securities which are the subject of the loan. Each Series will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.


SECURITIES OF OTHER INVESTMENT COMPANIES

  A Series may invest up to 5% of its total assets in securities of other investment companies. Each Series does not intend to invest in such securities during the coming year. If a Series does invest in securities of other investment companies, shareholders of a Series may be subject to duplicate management and advisory fees.

ILLIQUID SECURITIES

  A Series may not hold more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market

(either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

  Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

  Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Subadviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser, and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

  The staff of the SEC has taken the position that purchased over-the-counter options and the assets used as "cover" for written over-the-counter options are illiquid securities unless a Series and the counterparty have provided for such Series, at such Series' election, to unwind the over-the-counter option. The exercise of such an option ordinarily would involve the payment by such Series of an amount designed to reflect the counterparty's economic loss from an early termination, but does allow such Series to treat the assets used as "cover" as "liquid."

SHORT SALES AGAINST-THE-BOX

  Each Series may make short sales of securities or maintain a short position, provided that (i) at all times when a short position is open the Series owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box) and (ii) not more than 25% of the relevant Series' net assets (determined at the time of the short sale) may be subject to such sales. Short sales will be made primarily for the purpose of hedging for a limited period of time certain long positions maintained by the Fund. In certain limited circumstances, a short sale against-the-box may be entered into without triggering the recognition of gains of an appreciated financial position in the security being sold short, but the short position must be closed within 30 days of the close of the tax year of the Series to avoid recognition of gain for federal income tax purposes. Neither Series intends to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales against-the-box during the coming year.

BORROWING

  Each Series may borrow an amount equal to no more than 33 1/3% of the value of its total assets (computed at the time the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. Asset coverage for borrowings must be maintained at 300% at all times. Each Series has contractually agreed to limit its borrowing to an amount equal to no more than 25% of the value of its total assets. A Series may pledge up to 20% of its total assets to secure these borrowings. If a Series borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Series, the net asset value of the Series' shares will decrease faster than would otherwise be the case. This is the speculative factor known as "leverage." Neither Series currently intends to borrow money in order to invest in securities.


HEDGING AND RETURN ENHANCEMENT STRATEGIES

OPTIONS TRANSACTIONS

  OPTIONS ON EQUITY SECURITIES. Each Series may purchase and write (i.e., sell) put and call options that are traded on U.S. or foreign securities exchanges or that are listed on NASDAQ or that are traded over-the-counter
(OTC). A call option is a short-term contract (having a duration of nine months or less) pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract which gives the purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. Each Series will write put options only when the investment adviser desires to invest in the underlying security.

  A call option written by a Series is "covered" if such Series owns the security underlying the option or has an absolute and immediate right to acquire that security without additional consideration (or for additional consideration held in a segregated account by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Series holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or is greater than the exercise price of the call written if the difference is maintained by such Series in cash or other liquid assets in a segregated account with its Custodian. A put option written by a Series is "covered" if the Series either maintains in a segregated account with its Custodian cash, U.S. Government obligations, equity securities or other liquid, unencumbered assets with a value, marked to market daily, equal to the exercise price or holds on a share-for-share basis a put of the same security as the put written if the exercise price of the put held is equal to or greater than the exercise price of the put written.

  "Liquid Assets," as used in each Series' Prospectus and this Statement of Additional Information, include U.S. Government securities, equity securities (including foreign securities), investment grade debt obligations and other liquid unencumbered assets.

  If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation (OCC), an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

  A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; such Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Series.

  A Series may also purchase a "protective put," i.e., a put option acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, such Series acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to such Series is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit such Series realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on stock indices, as described below.

  OPTIONS ON STOCK INDICES. In addition to options on equity securities, a Series may also purchase and sell put and call options on stock indices traded on securities exchanges, listed on NASDAQ or traded over-the-counter. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option, expressed in dollars times a specified multiple (the multiplier). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

  The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

  Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless a Series has other liquid assets which are sufficient to satisfy the exercise of a call, such Series would be required to liquidate portfolio securities or borrow in order to satisfy the exercise.

  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Series will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Series of options on indices would be subject to the Subadviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. The Subadviser currently uses such techniques in conjunction with the management of other mutual funds.

RISKS OF TRANSACTIONS IN OPTIONS

  An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although each Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that a Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Series, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain option; (ii) restrictions may be imposed by an exchange on operating transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Each Series intends to purchase and sell only those options which are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions.

RISKS OF OPTIONS ON INDICES

  Each Series' purchase and sale of options on indices will be subject to risks described above under "Risks of Transactions in Options." In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.

  Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Series would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to a Series. It is each Series' policy to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

  The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. Each Series will not purchase or sell any index option contract unless and until, in the Subadviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

  SPECIAL RISKS OF WRITING CALLS ON INDICES. Because exercises of index options are settled in cash, a call writer such as either Series cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, each Series will write call options on indices only under the circumstances described below under "Limitations on Purchase and Sale of Stock Options and Options on Stock Indices, Foreign Currencies and Futures Contracts on Foreign Currencies."

  Price movements in a Series portfolio probably will not correlate precisely with movements in the level of the index and, therefore, a Series bears the risk that the price of the securities held by such Series may not increase as much as the index. In such event, the relevant Series would bear a loss on the call which is not completely offset by movements in the price of such Series' portfolio. It is also possible that the index may rise when a Series' portfolio of stocks does not rise. If this occurred, such Series would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of the relevant Series portfolio in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

  Unless a Series has other liquid assets which are sufficient to satisfy the exercise of a call, such Series would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Series fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 20% of such Series' total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

  When a Series has written a call on an index, there is also a risk that the market may decline between the time such Series has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time such Series is able to sell stocks in its portfolio to generate cash to settle the exercise. As with stock options, a Series will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where a Series would be able to deliver the underlying securities in settlement, a Series may have to sell part of its investment portfolio in order to make settlement in cash, and the price of such investments might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which a Series has written is "covered" by an index call held by such Series with the same strike price, such Series will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date such Series exercises the call it holds or the time such Series sells the call which, in either case, would occur no earlier than the day following the day the exercise notice was filed.

  If a Series holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fail out-of-the-money, a Series will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although a Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

SPECIAL RISKS OF OTC OPTIONS

  When a Series writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the relevant Series originally wrote the OTC option. Any such cancellation if agreed to, may require the relevant Series to pay a premium to the counterparty. While a Series will enter into OTC options only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with such Series, there can be no assurance that such Series will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until a Series is able to effect a closing purchase transaction in a covered OTC call option that such Series has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. Alternatively, a Series could write an OTC call option to, in effect, close an existing OTC call option or write an OTC put option to close its position on an OTC put option. However, the Series would remain exposed to each counterparty's credit risk on the put or call until such option is exercised or expires. There is no guarantee that a Series will be able to write put or call options, as the case may be, that would effectively close an existing position. In the event of insolvency of the counterparty, a Series may be unable to liquidate an OTC option.

  In entering into OTC options, a Series will be exposed to the risk that the counterparty will default on, or be unable to complete, due to bankruptcy or otherwise, its obligation on the option. In such event, a Series may lose the benefit of the transaction. The value of an OTC option to a Series is dependent upon the financial viability of the counterparty. If a Series decides to enter into transactions in OTC options, the Subadviser will take into account the credit quality of counterparties in order to limit the risk of default by the counterparty.

RISKS OF OPTIONS ON FOREIGN CURRENCIES

  Options on foreign currencies involve the currencies of two nations and, therefore, developments in either or both countries can affect the values of options on foreign currencies. Risks include government actions affecting currency valuation and the movements of currencies from one country to another. The quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, which can create price and rate discrepancies.

RISKS RELATED TO FORWARD CURRENCY EXCHANGE CONTRACTS

  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date agreed upon by the parties, at a price set at the time of the contract. Each Series may enter into forward foreign currency exchange contracts in several circumstances. When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Series anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Series may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Series will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Series may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Series' portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in denominated foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. A Series does not intend to enter into such forward contracts to protect the value of its portfolio securities on a regular or continuous basis. A Series will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Series to deliver an amount of foreign currency in excess of the value of such Series' portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Manager and Subadviser believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of a Series will thereby be served. If a Series enters into a position hedging transaction, the transaction will be "covered" by the position being hedged, or the Series' Custodian or subcustodian will place cash or other liquid assets in a segregated account of such Series (less the value of the "covering" positions, if any) in an amount equal to the value of such Series' total assets committed to the consummation of the given forward contract. The assets placed in the segregated account will be marked to market daily, and if the value declines, additional cash or securities will be placed in the account so that the value of the account will, at all times, equal the amount of a Series' net commitment with respect to the forward contract. A Series' ability to enter into forward foreign currency exchange contracts may be limited by certain requirements for qualification as a regulated investment company under the Internal Revenue Code. See "Taxes, Dividends and Distributions."

  A Series generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Series may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

  It is impossible to forecast with absolute precision the market value of a particular security at the expiration of the contract. Accordingly, it may be necessary for a Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

  If a Series retains the portfolio security and engages in an offsetting transaction, such Series will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the date a Series enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Series will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, a Series will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  A Series' dealings in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, a Series is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of a Series' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

  Although each Series values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Series at one rate, while offering a lesser rate of exchange should a Series desire to resell that currency to the dealer.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

  A Series may purchase and sell futures contracts which are traded on a commodities exchange or board of trade. A futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future. There are several risks in connection with the use of futures contracts as a hedging device. Due to the imperfect correlation between the price of futures contracts and movements in the currency or group of currencies, the price of a futures contract may move more or less than the price of the currencies being hedged. In the case of futures contracts on stock indices, the correlation between the price of the futures contract and the movements in the index may not be perfect. Therefore, a correct forecast of currency rates, market trends or international political trends by the Subadviser may still not result in a successful hedging transaction.

  Although each Series will purchase or sell futures contracts only on exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular contract or at any particular time. Accordingly, there can be no assurance that it will be possible, at any particular time, to close a futures position. In the event a Series could not close a futures position and the value of such position declined, such Series would be required to continue to make daily cash payments of variation margin. There is no guarantee that the price movements of the portfolio securities denominated in foreign currencies will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract. Currently, futures contracts are available on the Australian Dollar, British Pound, Canadian Dollar, Japanese Yen, Swiss Franc, German Mark and Euro, among others. Futures contracts are also available on the S&P 500 Stock Index, the NYSE Composite Index and the Major Market Index, and other global exchanges.

  Under regulations of the Commodity Exchange Act, investment companies registered under the Investment Company Act of 1940, as amended (the Investment Company Act), are exempt from the definition of "commodity pool operator," subject to compliance with certain conditions. The exemption is conditioned upon a Series' purchasing and selling futures contracts and options thereon for bona fide hedging transactions, except that a Series may purchase and sell futures contracts and options thereon for any other purpose to the extent that the aggregate initial margin and option premiums do not exceed 5% of the liquidation value of the relevant Series' total assets. Each Series will use currency futures and options on futures or commodity options contracts in a manner consistent with these requirements.

  Successful use of futures contracts by a Series is also subject to the ability of such Series' Subadviser to predict correctly movements in the direction of markets and other factors affecting currencies or the stock market generally. For example, if a Series has hedged against the possibility of an increase in currency rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, such Series will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if a Series has insufficient cash to meet daily variation margin requirements, it may need to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Series may have to sell securities at a time when it is disadvantageous to do so.

  The hours of trading of futures contracts may not conform to the hours during which a Series may trade the underlying securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

OPTIONS ON FUTURES CONTRACTS

  An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. Currently options can be purchased or written with respect to futures contracts on the Australian Dollar, British Pound, Canadian Dollar, Japanese Yen, Swiss Franc, German Mark and Euro, among others. With respect to stock indices, options are traded on futures contracts for the S&P 500 Stock Index and the NYSE Composite Index and other global indices.

  The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

LIMITATIONS ON PURCHASE AND SALE OF STOCK OPTIONS AND OPTIONS ON STOCK INDICES, FOREIGN CURRENCIES AND FUTURES CONTRACTS ON FOREIGN CURRENCIES

  Each Series may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. Each Series will write put options on stock indices and foreign currencies and futures contracts on foreign currencies only if they are covered by segregating with the Fund's Custodian an amount of cash, short-term investments or other liquid assets equal to the aggregate exercise price of the puts. During the coming fiscal year, neither Series intends to purchase or sell options on equity securities or stock indices if the aggregate premiums paid for such outstanding options would exceed 5% of the relevant Series' total assets.

  Except as described below, a Series will write call options on indices only if it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a Series writes a call option on a broadly-based stock market index, such Series will segregate or put into escrow with its Custodian, or pledge to a broker as collateral for the option, cash, U.S. Government securities, or other liquid assets with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

  If a Series has written an option on an industry or market segment index, it will segregate or put into escrow with its Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the relevant Series' holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Series will so segregate, escrow or pledge an amount in cash, or other liquid assets equal in value to the difference. In addition, when a Series writes a call on an index which is in-the-money at the time the call is written, such Series will segregate with its Custodian or pledge to the broker as collateral cash or other liquid assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to a Series' obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which the relevant Series has not written a stock call option and which has not been hedged by such Series by the sale of stock index futures. However, if a Series holds a call on the same index as the call written and the exercise price of the call held either is equal to or less than the exercise price of the call written or is greater than the exercise price of the call written but the difference is maintained by such Series in cash or other liquid assets in a segregated account with its Custodian, it will not be subject to the requirements described in this paragraph.

  Each Series intends to engage in futures contracts and options on futures transactions as a hedge against charges, resulting from market or political conditions, in the value of the currencies to which such Series is subject or to which such Series expects to be subject in connection with future purchases. Each Series also intends to engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of such Series. Each Series may write options on futures contracts to realize through the receipt of premium income a greater return than would be realized in a Series' portfolio securities alone.

  POSITION LIMITS. Transactions by a Series in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including NASDAQ) governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of futures contracts and options which a Series may write or purchase may be affected by the futures contracts and options written or purchased by other investment advisory clients of the Manager or Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

(C) DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS

  When conditions dictate a defensive strategy (which during periods of market volatility could be for an extended period of time), a Series may temporarily invest without limit in money market instruments, including commercial paper of corporations, certificates of deposit, bankers' acceptances and the obligations of domestic and foreign banks, obligations issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities and repurchase agreements maturing in seven days or less. In addition to the risks typically associated with money market instruments, such as credit risk and market risk, money market instruments issued by foreign issuers may be subject to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and foreign exchange controls or other restrictions.

(D) PORTFOLIO TURNOVER

  As a result of the investment policies described above, the Fund may engage in a substantial number of portfolio transactions. The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the relevant Series. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. See "Taxes, Dividends and Distributions."

                         INVESTMENT RESTRICTIONS

  The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without (i) in the case of Prudential Developing Markets Equity Fund, the approval of the holders of a majority of such Series' outstanding voting securities and (ii) in the case of Prudential Latin America Equity Fund, the approval of the holders of a majority of such Series' outstanding voting securities. A "majority of such Series' outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

  A Series may not:

  1. Purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Series of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

  2. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales.

  3. Issue senior securities, borrow money or pledge its assets, except that a Series may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. A Series may pledge up to 20% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of a Series to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

  4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of a Series' total assets, more than 5% of such assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (determined at the time of investment) would be invested in a single industry.

  5. Purchase any security if as a result such Series would then hold more than 10% of the outstanding voting securities of an issuer.

  6. Buy or sell real estate or interests in real estate, except that a Series may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

  7. Purchase or sell commodities or contracts on commodities, except to the extent that such Series may do so in accordance with applicable law, as may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  8. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

  9. Make investments for the purpose of exercising control or management.

  10. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities.

  Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Series' assets or net assets, it is intended that if the percentage limitation is met at the time the investment is made, then a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that a Series' asset coverage for borrowings falls below 300%, such Series will take action within three days to reduce its borrowings, as required by applicable law.

                            MANAGEMENT OF THE FUND

(A) DIRECTORS

  The Fund has Trustees who, in addition to overseeing the actions of each Series' Manager, Subadviser and Distributor, decide upon matters of general policy.

  The Trustees also review the actions of officers of the Fund, who conduct and supervise the daily business operations of the Fund.

(B) MANAGEMENT INFORMATION--TRUSTEES AND OFFICERS

 NAME, ADDRESS AND AGE (1)     POSITION WITH FUND     PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
 -------------------------     ------------------     --------------------------------------------
 Edward D. Beach (74)      Trustee                         President and Director of BMC Fund,
                                                            Inc., a closed-end investment
                                                            company; previously, Vice Chairman
                                                            of Broyhill Furniture Industries,
                                                            Inc.; Certified Public Accountant;
                                                            Secretary and Treasurer of
                                                            Broyhill Family Foundation, Inc.;
                                                            Member of the Board of Trustees of
                                                            Mars Hill College and Director of
                                                            the High Yield Income Fund, Inc.
 Delayne Dedrick Gold (60) Trustee                         Marketing and Management
                                                            Consultant; Director of The High
                                                            Yield Income Fund, Inc.
 *Robert F. Gunia (52)     Trustee and Vice President      Vice President of Prudential
                                                            Investments since September 1997;
                                                            Executive Vice President and
                                                            Treasurer (since December 1996) of
                                                            Prudential Investments Fund
                                                            Management LLC (PIFM); Senior Vice
                                                            President (since March 1987) of
                                                            Prudential Securities Incorporated
                                                            (Prudential Securities); formerly
                                                            Chief Administrative Officer (July
                                                            1990-September 1996). Director
                                                            (January 1989-September 1996) and
                                                            Executive Vice President,
                                                            Treasurer and Chief Financial
                                                            Officer (June 1987-September 1996)
                                                            of Prudential Mutual Fund
                                                            Management, Inc. (PMF); Vice
                                                            President and Director (since May
                                                            1989) of The Asia Pacific Fund
                                                            Inc.; Director of The High Yield
                                                            Income Fund, Inc.
 Don G. Hoff (63)          Trustee                         Chairman and Chief Executive
                                                            Officer (since 1980) of Intertec,
                                                            Inc. (Investments); Chairman and
                                                            Chief Executive Officer of The
                                                            Lamaur Corporation, Inc.; Director
                                                            of Innovative Capital Management,
                                                            Inc. and The Greater China Fund,
                                                            Inc.; and Chairman and Director of
                                                            The Asia Pacific Fund, Inc.
 Robert E. LaBlanc (64)    Trustee                         President (since 1981) of Robert E.
                                                            LaBlanc Associates, Inc.
                                                            (telecommunications); formerly
                                                            General Partner at Salomon
                                                            Brothers; and Vice Chairman of
                                                            Continental Telecom; Director of
                                                            Storage Technology Corporation,
                                                            Titan Corporation, Salient 3
                                                            Communications, Inc. and Tribune
                                                            Company; and Trustee of Manhattan
                                                            College.
 Robin B. Smith (59)       Trustee                         Chairman and Chief Executive
                                                            Officer (since August 1996) of
                                                            Publishers Clearing House;
                                                            formerly President and Chief
                                                            Executive Officer (January 1989-
                                                            August 1996) and President and
                                                            Chief Operating Officer (September
                                                            1981-December 1988) of Publishers
                                                            Clearing House; Director of
                                                            BellSouth Corporation, Texaco
                                                            Inc., Springs Industries Inc. and
                                                            Kmart Corporation.

    NAME, ADDRESS AND
         AGE (1)           POSITION WITH FUND   PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
    -----------------      ------------------   --------------------------------------------
 Stephen Stoneburn (55)   Trustee                 President and Chief Executive Officer
                                                   (since June 1996) of Quadrant Media
                                                   Corp. (a publishing company); formerly
                                                   President (June 1995-June 1996) of Argus
                                                   Integrated Media, Inc.; Senior Vice
                                                   President and Managing Director (January
                                                   1993-1995), Cowles Business Media;
                                                   Senior Vice President (January 1991-
                                                   1992) and Publishing Vice President (May
                                                   1989-December 1990) of Gralla
                                                   Publications (a division of United
                                                   Newspapers, U.K.); and Senior Vice
                                                   President of Fairchild Publications,
                                                   Inc.
 John R. Strangfeld (45)  Trustee and President   Chief Executive Officer, Chairman,
                                                   President and Director of The Prudential
                                                   Investment Corporation (since January
                                                   1990); Executive Vice President of the
                                                   Prudential Global Asset Management Group
                                                   of Prudential (since February 1998);
                                                   Chairman of Pricoa Capital Group (since
                                                   August 1989); Chief Executive Officer of
                                                   Private Asset Management Group of
                                                   Prudential (November 1994-December
                                                   1998).
 Nancy H. Teeters (68)    Trustee                 Economist; Director of Inland Steel
                                                   Industries (since July 1991); formerly
                                                   Vice President and Chief Economist
                                                   (March 1986-June 1990) of International
                                                   Business Machines Corporation; Director
                                                   of The High Yield Income Fund, Inc.
 Grace C. Torres (40)     Treasurer and           First Vice President (since December
                          Principal Financial      1996) of PIFM; First Vice President
                          and Accounting           (since March 1994) of Prudential
                          Officer                  Securities; formerly, First Vice
                                                   President (March 1994-September 1996) of
                                                   Prudential Mutual Fund Management, Inc.
                                                   and Vice President (July 1989-March
                                                   1994) of Bankers Trust Corporation.
 Robert C. Rosselot (39)  Secretary               Assistant General Counsel (since
                                                   September 1997) of PIFM; formerly,
                                                   partner with the firm of Howard &
                                                   Howard, Bloomfield Hills, Michigan
                                                   (December 1995-September 1997) and
                                                   Corporate Counsel, Federated Investors
                                                   (1990-1995).
 Stephen M. Ungerman (45) Assistant Treasurer     Vice President and Tax Director (since
                                                   March 1996) of Prudential Investments;
                                                   formerly First Vice President of
                                                   Prudential Mutual Fund Management, Inc.
                                                   (February 1993-September 1996).

----------
(/1/Unless)otherwise noted the address for each of the above persons is c/o
    Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, 9th Floor, Newark, New Jersey 07102-4077.

* "Interested" Trustee, as defined in the Investment Company Act, by reason of his affiliation with Prudential Securities or PIFM.

  Trustees and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities or Prudential Investment Management Services LLC.

  Pursuant to the terms of the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Trustees of the Fund who are affiliated persons of the Manager.

  The Fund pays each of its Trustees who is not an affiliated person of PIFM or Prudential Investments (PI) annual compensation of $4,000, in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds upon which the Trustee may be asked to serve.

 Trustees may receive their Trustees' fees pursuant to a deferred fee arrangement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of Trustees' fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). The Fund's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Fund.

  The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 72, except that retirement is being phased in for Trustees who were age 68 or older as of December 31, 1993. Under this phase-in provision, Mr. Beach is scheduled to retire on December 31, 1999.

  The following table sets forth the aggregate compensation paid by the Fund to the Trustees who are not affiliated with the Manager for the fiscal year ended May 31, 1999 and the aggregate compensation paid to such Trustees for service on the Fund's Board and that of any other investment companies managed by PIFM (Fund Complex) for the calendar year ended December 31, 1998. Below are listed the Trustees who have served the Fund during its most recent fiscal year.

                              COMPENSATION TABLE

                                                                              TOTAL
                                          PENSION OR                       COMPENSATION
                                          RETIREMENT                        FROM FUND
                           AGGREGATE   BENEFITS ACCRUED ESTIMATED ANNUAL     AND FUND
                          COMPENSATION AS PART OF FUND   BENEFITS UPON     COMPLEX PAID
   NAME AND POSITION       FROM FUND       EXPENSES        RETIREMENT    TO DIRECTORS (2)
   -----------------      ------------ ---------------- ---------------- ----------------
Edward D. Beach--Trustee     $4,000          None             N/A            $135,000(44/71)*
Stephen C. Eyre--Former      $4,000          None             N/A            $ 45,000(14/17)*
Trustee
Delayne D. Gold--Trustee     $4,000          None             N/A            $135,000(44/71)*
Robert F. Gunia (1)--          --            None             N/A               --
Trustee
Don G. Hoff--Trustee         $4,000          None             N/A            $ 45,000(14/17)*
Robert F. LaBlanc--          $4,000          None             N/A            $ 45,000(14/17)*
Trustee
Mendel A. Melzer (1)--         --            None             N/A               --
Former Trustee
Richard A. Redeker (1)--       --            None             N/A               --
Former Trustee
Robin B. Smith--Trustee      $4,000          None             N/A            $ 90,000(32/41)*
Stephen Stoneburn--          $4,000          None             N/A            $ 45,000(14/17)*
Trustee
Brian Storms (1)--Former       --            None             N/A               --
Trustee
John R. Strangfeld (1)--       --            None             N/A               --
Trustee
Nancy H. Teeters--           $4,000          None             N/A            $ 90,000(26/47)*
Trustee

----------
 *Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

(1) Trustees who are "interested" do not receive compensation from the Fund Complex (including the Fund).

(2) Total compensation from all of the funds in the Fund Complex for the calendar year ended December 31, 1998, including amounts deferred at the election of Directors under the funds' Deferred Compensation Plans. Including accrued interest, total deferred compensation amounted to $116,225 for Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund rate.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  As of July , 1999, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of each Series.

  As of July , 1999, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of shares of Prudential
Developing Markets Equity Fund were:    , and the beneficial owners, directly
or indirectly, of more than 5% of the outstanding shares of any class of shares of Prudential Latin America Equity Fund were:

  As of July  , 1999, Prudential Securities was the record holder for other
beneficial owners of      Class A shares (or approximately  % of the
outstanding Class A shares),      Class B shares (or approximately  % of the
outstanding Class B shares),      Class C shares (or approximately  % of the
outstanding Class C shares) and     Class Z
shares (or approximately  % of the outstanding Class Z shares) of Prudential
Developing Markets Equity Fund and      Class A shares (or approximately  % of
the outstanding Class A shares),      Class B shares (or approximately  % of
the outstanding Class B shares),      Class C shares (or approximately  % of
the outstanding Class C shares) and      Class Z shares (or approximately  %
of the outstanding Class Z shares) of Prudential Latin America Equity Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to beneficial owners for which it is the record holder.

                    INVESTMENT ADVISORY AND OTHER SERVICES

(A) INVESTMENT ADVISERS

  The manager of each Series is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Series, comprise the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the relevant Series' Prospectus. As of May 31, 1999, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $ billion. According to the Investment Company Institute, as of November 30, 1998, the Prudential Mutual Funds were the 18th largest family of mutual funds in the United States.

  PIFM is a subsidiary of Prudential Securities and Prudential. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

  Pursuant to the Management Agreement with the Fund with respect to the Series (the Management Agreement), PIFM, subject to the supervision of the Fund's Board of Trustees and in conformity with the stated policies of each Series, manages both the investment operations of the Series and the composition of the Series' portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, PIFM is obligated to keep certain books and records of the Series. PIFM also administers the Trust's business affairs and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Fund's custodian, and PMFS, the Fund's transfer and dividend disbursing agent. The management services of PIFM for the Series are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.

  For its services, PIFM receives, pursuant to the Management Agreement, a fee at an annual rate of 1.25% of each Series' average daily net assets. The fee is computed daily and payable monthly.

In connection with its management of the business affairs of each Series, PIFM bears the following expenses:

    (a) the salaries and expenses of all of its and each Series personnel except the fees and expenses of Trustees who are not affiliated persons of PIFM or the Series' Subadivser;

    (b) all expenses incurred, by PIFM or a Series in connection with managing the ordinary course of such Series' business, other than those assumed by a Series as described below; and

    (c) the costs and expenses payable to The Prudential Investment Corporation, doing business as Prudential Investments (PI or the Subadviser), pursuant to the subadvisory agreement between PIFM and PI (the Subadvisory Agreement).

  Under the terms of the Management Agreement, each Series is responsible for the payment of the following expenses: (a) the fees payable to the Manager,
(b) the fees and expenses of Trustees who are not affiliated persons of the Manager or such Series' Subadviser, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation to maintain required records of each Series and to price such Series' shares, (d) the charges and expenses of legal counsel and independent accountants for such Series, (e) brokerage commissions and any issue or transfer taxes chargeable to such Series in connection with its securities transaction, (f) all taxes and corporate fees payable by such Series to governmental agencies, (g) the fees of any trade associations of which such Series may be a member, (h) the cost of stock certificates representing shares of such Series, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of such Series and its shares with the SEC and the states, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of such Series' business and (m) distribution fees.

  The Management Agreement provides that PIFM will not be liable for any error of judgment or for any loss suffered by a Series in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Management Agreement was last approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on May 25, 1999.

  For the fiscal year ended May 31, 1999, PIFM received management fees from Prudential Developing Markets Equity Fund and Prudential Latin America Equity
Fund of     and    , respectively.

  PIFM has entered into a Subadvisory Agreement with PI. The Subsidiary Agreement provides that PI will furnish investment advisory services in connection with the management of each Series. In connection therewith, PI is obligated to keep certain books and records of the Series. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PI is reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing those services.

  The Subadvisory Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on May 25, 1999.

  The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by a Series, PIFM or PI upon not more than 60 days', nor less than 30 days', written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


(B) PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12B-1 PLANS

  Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of each Series. Prior to June 1, 1998, Prudential Securities Incorporated (Prudential Securities) was the distributor for each Series. PIMS and Prudential Securities are subsidiaries of Prudential.

  Pursuant to separate distribution and service plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund on behalf of the Series under Rule 12b-1 under the Investment Company Act and a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing the Series' Class A, Class B and Class C shares. The Distributor also incurs the expenses of distributing the Series' Class Z shares under the Distribution Agreement, none of which are reimbursed by or paid for by either Series. See "How the Fund is Managed--Distributor" in the relevant Series' Prospectus.

  Each Series Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. The Class B and Class C Plans of each Series provide for the payment to the Distributor of (i) an asset-based sales charge of .75 of 1% of the average daily net assets of each of the Class B and Class C shares and (ii) a service fee of .25 of 1% of the average daily net assets of each of the Class B and Class C shares.

  Under the Plans, each Series is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the relevant Series will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

  The distribution and/or service fees may also be used by the Distributor to compensate dealers on a continuing basis in consideration for the distribution, marketing, administrative and other services and activities provided by dealers with respect to the promotion of the sale of a Series' shares and the maintenance of related shareholder accounts.

PRUDENTIAL DEVELOPING MARKETS EQUITY FUND

  CLASS A PLAN. For the fiscal year ended May 31, 1999, Prudential Securities
and PIMS collectively received payments of $   under the Class A Plan. This
amount was expended on commission credits to Prudential Securities and Pruco Securities Corporation, an affiliated broker-dealer (Prusec), for payments of commissions and account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended May 31, 1999, Prudential
Securities and PIMS also collectively received approximately $   in initial
sales charges.

  CLASS B PLAN. For the fiscal year ended May 31, 1999, Prudential Securities
and PIMS collectively received $   under the Class B Plan and spent
approximately $  , in distributing the Class B shares. It is estimated that of
the latter amount $   (  %) was spent on printing and mailing of prospectuses
to other than current shareholders; $   (  %) was spent on compensation to
Prusec for commissions to its representatives and other expenses, including an allocation on account of overhead and other branch office distribution-related
expenses incurred by it for distribution of Class B shares; and $   (  %) was
spent on the aggregate of (i) payments of commissions and account servicing
fees to its financial advisers $   (  %) and (ii) an allocation on account of
overhead and other branch office distribution-related expenses $   (  %). The
term "overhead and other branch office distribution-related expenses" as used herein represents (a) the expenses of operating Prusec's and Prudential Securities' branch offices in connection with the sale of Series shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Series shares, and
(d) other incidental expenses relating to branch promotion of Series sales.

  The Distributor also receives the proceeds of contingent deferred sales charges paid by holders of Class B shares upon certain redemptions of Class B shares. For the fiscal year ended May 31, 1999, Prudential Securities and PIMS
collectively received approximately $   in contingent deferred sales charges.

  CLASS C PLAN. For the fiscal year ended May 31, 1999, Prudential Securities
and PIMS collectively received $   under the Class C Plan and spent
approximately $   in distributing the Class C shares. It is estimated that of
the latter amount $   (  %) was spent on printing and mailing of prospectuses
to other than current shareholders; $   (  %) was spent on compensation to
Prusec for commissions to its representatives and other expenses, including an allocation on account of overhead and other branch office distribution-related
expenses incurred by it for distribution of Class C shares; and $   (  %) was
spent on the aggregate of (i) payments of commissions and account servicing
fees to its financial advisers $   (  %) and (ii) an allocation on account of
overhead and other branch office distribution-related expenses $   (  %).

  For the fiscal year ended May 31, 1999, Prudential Securities and PIMS
collectively received approximately $     in initial sales charges. The
Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares. For the fiscal year ended May 31, 1999, Prudential Securities and PIMS collectively received contingent deferred sales charges of approximately $ .

PRUDENTIAL LATIN AMERICA EQUITY FUND

  CLASS A PLAN. For the fiscal year ended May 31, 1999, Prudential Securities
and PIMS collectively received payments of $   under the Class A Plan. This
amount was expended on commission credits to Prudential Securities and Pruco Securities Corporation, an affiliated broker-dealer (Prusec), for payments of commissions and account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended May 31, 1999, Prudential
Securities and PIMS also collectively received approximately $   in initial
sales charges.

  CLASS B PLAN. For the fiscal year ended May 31, 1999, Prudential Securities
and PIMS collectively received $   under the Class B Plan and spent
approximately $  , in distributing the Class B shares. It is estimated that of
the latter amount $   (  %) was spent on printing and mailing of prospectuses
to other than current shareholders; $   (  %) was spent on compensation to
Prusec for commissions to its representatives and other expenses, including an allocation on account of overhead and other branch office distribution-related
expenses incurred by it for distribution of Class B shares; and $   (  %) was
spent on the aggregate of (i) payments of commissions and account servicing
fees to its financial advisers $   (  %) and (ii) an allocation on account of
overhead and other branch office distribution-related expenses $   (  %). The
term "overhead and other branch office distribution-related expenses" as used herein represents (a) the expenses of operating Prusec's and Prudential Securities' branch offices in connection with the sale of Series shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Series shares, and
(d) other incidental expenses relating to branch promotion of Series sales.

  The Distributor also receives the proceeds of contingent deferred sales charges paid by holders of Class B shares upon certain redemptions of Class B shares. For the fiscal year ended May 31, 1999, Prudential Securities and PIMS
collectively received approximately $   in contingent deferred sales charges.

  CLASS C PLAN. For the fiscal year ended May 31, 1999, Prudential Securities
and PIMS collectively received $   under the Class C Plan and spent
approximately $   in distributing the Class C shares. It is estimated that of
the latter amount $   (  %) was spent on printing and mailing of prospectuses
to other than current shareholders; $   (  %) was spent on compensation to
Prusec for commissions to its representatives and other expenses, including an allocation on account of overhead and other branch office distribution-related
expenses incurred by it for distribution of Class C shares; and $   (  %) was
spent on the aggregate of (i) payments of commissions and account servicing
fees to its financial advisers $   (  %)and (ii) an allocation on account of
overhead and other branch office distribution-related expenses $   (  %).

  For the fiscal year ended May 31, 1999, Prudential Securities and PIMS
collectively received approximately $    in initial sales charges. The
Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares. For the fiscal year ended May 31, 1999, Prudential Securities and PIMS collectively received contingent deferred sales charges of approximately $ .

  Distribution expenses attributable to the sale of Class A, Class B and Class C shares of a Series other than expenses allocable to a particular class are allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B and Class C shares of the Series. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

  The Class A, Class B and Class C Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A, Class B, or Class C Plans (the Rule 12b-1 Trustees), cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees, or by the vote of the holders of a majority of the outstanding shares of the applicable class of a Series on not more than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments are required to be approved by the Board of Trustees in the manner described above. Each Plan will automatically terminate in the event of its assignment. A Series will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

  Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of a Series by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Trustees shall be committed to the Rule 12b-1 Trustees.

  Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1993, as amended.

  In addition to distribution and service fees paid by the Series under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments to dealers (including Prudential Securities) and other persons which distribute shares of the Series (including Class Z shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

  NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of a Series may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of a Series rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

(C) OTHER SERVICE PROVIDERS

  State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Subcustodians provide custodial services for any foreign assets of the Fund held outside the United States.

  Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the transfer and dividend disbursing agent of each Series. PMFS is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the each Series, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account, a new account set-up fee for each manually established shareholder account and a monthly inactive zero balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.

  PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Series' independent accountants and in that capacity audits each Series' annual financial statements.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

  The Manager is responsible for decisions to buy and sell securities, futures and options on securities and futures for the Series, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. The term "Manager" as used in this section includes the Subadviser. Broker-dealers may receive negotiated brokerage commissions on a Series' portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. On foreign securities exchanges, commissions may be fixed. Orders may be directed to any broker or affiliates. Brokerage commissions on United States securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.

  Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. A Series will not deal with Prudential Securities in any transaction in which Prudential Securities acts as principal. Thus, it will not deal with Prudential Securities acting as market maker, and it will not execute a negotiated trade with Prudential Securities if execution involves Prudential Securities' acting as principal with respect to any part of a Series' order.

  In placing orders for portfolio securities or futures contracts of the Series, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Manager will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of a Series, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Series may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the Series', and the services furnished by such brokers, dealers or futures commission merchants may be used by the Manager in providing investment management for the Series. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker, dealer or futures commission merchant in the light of generally prevailing rates. The Manager's policy is to pay higher commissions to brokers, other than Prudential Securities, for particular transactions than might be charged if a different broker had been selected, on occasions when, in the Manager's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Manager is authorized to pay higher commissions on brokerage transactions for the Series to brokers other than Prudential Securities in order to secure research and investment services described above, subject to review by the Fund's Board of Trustees from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Trustees.

  Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities (or any affiliate), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company Act), except in accordance with rules of the SEC. This limitation, in the opinion of each Series, will not significantly affect the Series' ability to pursue its present investment objective. However, in the future in other circumstances, a Series may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.

  Subject to the above considerations, Prudential Securities may act as a securities broker or futures commission merchant for the Series. In order for Prudential Securities (or any affiliate) to effect any portfolio transactions for a Series, the commissions, fees or other remuneration received by Prudential Securities (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or futures commission merchants in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Prudential Securities (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated broker or futures commission, merchant in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Fund, including a majority of the non-interested Trustees, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities (or any affiliate) are consistent with the foregoing standard. In accordance with
Section 11(a) of the Securities Exchange Act of 1934, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for a Series unless such Series has expressly authorized the retention of such compensation. Prudential Securities must furnish to each Series at least annually a setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for such Series during the applicable period. Brokerage and futures transactions with Prudential Securities (or any affiliate) are also subject to such fiduciary standards as may be imposed upon Prudential Securities (or such affiliate) by applicable law.

  Transactions in options by a Series will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which a Series may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

  The table below shows certain information regarding the payment of commissions by Prudential Developing Markets Equity Fund, including the commissions paid to Prudential Securities, for the fiscal year ended May 31, 1999.

                                                                   FISCAL YEAR
                                                                  ENDED MAY 31,
                                                                      1999
                                                                  -------------
Total brokerage commissions paid by the Series...................      $
Total brokerage commissions paid to Prudential Securities........      $
Percentage of total brokerage commissions paid to Prudential
 Securities......................................................         %
Percentage of total dollar amounts of transactions involving
 commissions that were effected through Prudential Securities....         %

  Of the total brokerage commissions paid during the year ended May 31, 1999,
$    or  % were paid to firms which provided research, statistical or other services to the Manager. PIFM has not separately identified a portion of such brokerage commissions as applicable to the provision of such research, statistical or other services to PIFM.

  The table below shows certain information regarding the payment of commissions by Prudential Latin America Equity Fund, including the commissions paid to Prudential Securities, for the fiscal year ended May 31, 1999.

                                                                   FISCAL YEAR
                                                                  ENDED MAY 31,
                                                                      1999
                                                                  -------------
Total brokerage commissions paid by the Series...................      $
Total brokerage commissions paid to Prudential Securities........      $
Percentage of total brokerage commissions paid to Prudential
 Securities......................................................         %
Percentage of total dollar amounts of transactions involving
 commissions that were effected through Prudential Securities....         %

  Of the total brokerage commissions paid during the year ended May 31, 1999,
$    or  % were paid to firms which provided research, statistical or other services to the Manager. PIFM has not separately identified a portion of such brokerage commissions as applicable to the provision of such research, statistical or other services to PIFM.

                       SECURITIES AND ORGANIZATION

  The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share and is currently divided into two series, Prudential Developing Markets Equity Fund and Prudential Latin America Equity Fund. The shares of each Series are divided into four classes, designated Class A, Class B, Class C and Class Z shares. Each class of shares represents an interest in the same assets of the relevant Series and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "How the Fund is Managed--Distributor." In accordance with the Fund's Declaration of Trust, the Board of Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and divided rights as the Board of Trustees may determine.

  Shares of each Series when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares." Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class (with the exception of Class Z shares, which are not subject to any distribution or service fee) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of a Series is entitled to its portion of all of such Series' assets after all debt and expenses of such Series have been paid. Since Class B and

Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees. The Series' shares do not have cumulative voting rights for the election of Trustees.

  Neither Series intends to hold annual meetings of shareholders unless otherwise required by law. A Series will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted on by shareholders under the Investment Company Act. Shareholders of a Series have certain rights, including the right to call a meeting upon a vote of 10% of the Series' outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

  Shares of a Series may be purchased at a price equal to the next determined net asset value (NAV) per share plus a sales charge which, at the election of the investor, may be imposed either (1) at the time of the purchase (Class A and Class C shares) or on a deferred basis (Class B or Class C shares). Class Z shares of each Series are offered to a limited group of investors at NAV without any sales charges.

  PURCHASE BY WIRE. For an initial purchase of shares of a Series by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. PMFS will request the following information: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. You should then give instructions to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential Developing Markets Fund, Developing Markets Equity Fund Series or Latin American Equity Fund Series, specifying on the wire the account number assigned by PMFS and your name and identifying the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares).

  If you arrange for receipt by State Street of federal funds prior to the calculation of NAV (4:15 P.M., New York time), on a business day, you may purchase shares of a Series as of that day.

  In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Developing Markets Fund, Developing Markets Equity Fund Series or Latin America Equity Fund Series, Class A, Class B, Class C or Class Z shares and your name and individual account number. You do not need to call PMFS to make subsequent purchase orders utilizing Federal Funds. The minimum amount which may be invested by wire is $1,000.

ISSUANCE OF SERIES SHARES FOR SECURITIES

  Transactions involving the issuance of Series shares for securities (rather than cash) will be limited to (i) reorganizations, (ii) statutory mergers, or
(iii) other acquisitions of portfolio securities that (a) meet the investment objective and policies of such Series, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Series' investment adviser.

SPECIMEN PRICE MAKE-UP

  Under the current distribution arrangements between each Series and the Distributor, the Distributor sells Class A shares at a maximum sales charge of 5%, sells Class C* shares with a 1% sales charge, and sells Class B* and Class Z shares at NAV. Using the NAV at May 31, 1999, the maximum offering price of the Fund's shares is as follows:

                                               DEVELOPING MARKETS LATIN AMERICA
                                                  EQUITY FUND      EQUITY FUND
                                               ------------------ -------------
       CLASS A
       Net asset value........................        $                $
       Maximum sales charge (5% of offering
        price)................................
                                                      ---              ---
       Offering price to public...............        $                $
                                                      ===              ===
       CLASS B
       Net asset value, offering price and
        redemption price per Class B share*...        $                $
                                                      ===              ===
       CLASS C
       Net asset value, offering price and
        redemption price per Class C share*...        $                $
       Sales charges (1% of offering price) ..
                                                      ---              ---
       Offering price to public...............        $                $
                                                      ===              ===
       CLASS Z
       Net asset value, offering price and
        redemption price per Class Z share....        $                $
                                                      ===              ===

           ----------

           *Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "How to Buy, Sell and Exchange Shares of the Fund--How to Sell Your
           Shares--Contingent Deferred Sales Charge" in either
           Prospectus.

SELECTING A PURCHASE ALTERNATIVE

  The following will assist you in determining which method of purchase best suits your individual circumstances and is based on the current fees and expenses being charged to each Series:

  If you intend to hold your investment in the Series for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

  If you intend to hold your investment for longer than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, you should consider purchasing Class B or Class C shares over Class A shares. This is because the initial sales charge plus the cumulative annual distribution-related fee on Class A shares would exceed those of the Class B and Class C shares if you redeem your investment during this time period. In addition, more of your money would be invested initially in the case of Class C shares because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares which are sold at NAV.

  If you qualify for a reduced sales charge on Class A shares, you may benefit by purchasing Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

  If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and 5 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus the cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

REDUCTION AND WAIVER OF INITIAL SALES CHARGE--CLASS A SHARES

  BENEFIT PLANS. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation or annuity plans under Sections 403(b)(7) and 457 of the Internal Revenue Code (collectively, Benefit Plans), provided that the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 250 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping (Direct Account Benefit Plans), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

  PRUDENTIAL RETIREMENT PROGRAMS. Class A shares may be purchased at NAV by certain savings, retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, for which Prudential provides administrative or recordkeeping services, provided that (1) the plan has at least $1 million in existing assets or 250 eligible employees and (2) the Fund is an available investment option. These plans include pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code and plans that participate in the PruArray Program (benefit plan recordkeeping service) (hereafter referred to as a PruArray Plan). All Benefit Plans of a company (or affiliated companies under common control) for which Prudential serves as plan administrator or recordkeeper are aggregated in meeting the $1 million threshold, provided that Prudential has been notified in advance of the entitlement to the waiver of the sales charge based on the aggregate assets. The term "existing assets" as used herein includes stock issued by a plan sponsor, shares of Prudential Mutual Funds and shares of certain unaffiliated mutual funds that participate in the PruArray Plan (Participating Fund). "Existing assets" also include monies invested in The Guaranteed Investment Account (GIA), a group annuity insurance product issued by Prudential, the Guaranteed Insulated Separate Account, a separate account offered by Prudential and units of The Stable Value Fund (SVF), an unaffiliated bank collective fund. Class A shares may also be purchased at NAV by plans that have monies invested in GIA and SVF, provided (1) the purchase is made with the proceeds of a redemption from either GIA or SVF and (2) Class A shares are an investment option of the plan.

  PRUARRAY ASSOCIATION BENEFIT PLANS. Class A shares are also offered at NAV to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association (Association) that participate in the PruArray Plan provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class A shares at NAV without regard to the assets or number of participants in the individual employer's qualified Plan(s) or non-qualified plans so long as the employers in the Association (1) have retirement plan assets in the aggregate of at least $1 million or 250 participants in the aggregate and (2) maintain their account with the Transfer Agent.

  PRUARRAY SAVINGS PROGRAM. Class A shares are also offered at NAV to employees of companies that enter into a written agreement with Prudential Retirement Services to participate in the PruArray Savings Program. Under this Program, a limited number of Prudential Mutual Funds are available for purchase at NAV by Individual Retirement Accounts and Savings Accumulation Plans of the company's employees. The Program is available only to (1) employees who open an IRA or Savings Accumulation Plan account with the Transfer Agent and (2) spouses of employees who open an IRA account with the Transfer Agent. The program is offered to companies that have at least 250 eligible employees.

  SPECIAL RULES APPLICABLE TO RETIREMENT PLANS. After a Benefit Plan or PruArray Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

  OTHER WAIVERS. In addition, Class A shares may be purchased at NAV, through the Distributor or the Transfer Agent, by:

  .  officers of the Prudential Mutual Funds (including the Fund);

  . employees of the Distributor, Prudential Securities, PIFM and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent;

  . employees of subadvisers of the Prudential Mutual Funds provided that purchases at NAV are permitted by such person's employer;

  . Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries;

  . registered representatives and employees of brokers who have entered into a selected dealer agreement with the Distributor provided that purchases at NAV are permitted by such person's employer;

  . investors in Individual Retirement Accounts, provided the purchase is made in a directed rollover to such individual Retirement Account with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential provides administrative or recordkeeping services and further provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution;

  . orders placed by broker-dealers, investment advisors or financial planners who have entered into an agreement with the Distributor, who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (e.g. mutual fund "wrap" or asset allocation programs); and

  . orders placed by clients of broker-dealers, investment advisers or financial planners who place trades for customer accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner and the broker-dealer, investment adviser or financial planner charges its clients a separate fee for its services (e.g. mutual fund "supermarket programs").

  For an investor to obtain any reduction or waiver of the initial sales charges, either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the broker facilitating the transaction at the time of the sale that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions.

  COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of a Series concurrently with Class A shares of other Prudential Mutual Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See "How to Buy, Sell and Exchange Shares of the Fund--Reducing or Waiving Class A's Initial Sales Charge" in the relevant Series' Prospectus.

  An eligible group of related investors includes any combination of the following:

  .  an individual;

  .  the individual's spouse, their children and their parents;

  .  the individual's and spouse's Individual Retirement Account (IRA);

  . any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

  . a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

  . a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

  . one or more employee benefit plans of a company controlled by an individual.

  In addition, an eligible group of related investors may include an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

  The Transfer Agent, the Distributor or your broker must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

  RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of the Series and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day. The Distributor or the Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. Reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in any retirement or group plans.

  LETTERS OF INTENT. Reduced sales charges also are available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of a Series and shares of other Prudential Mutual Funds (Investment Letter of Intent). Retirement and group plans may also qualify to purchase Class A shares at net asset value by entering into a Letter of Intent whereby they agree to enroll, within a thirteen-month period, a specified number of eligible employees or participants (Participant Letter of Intent).

  For purposes of the Investment Letter of Intent, all shares of each Series and shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent, Prudential or its affiliates, and through your broker will not be aggregated to determine the reduced sales charge.

  A Letter of Intent permits a purchaser, in the case of an Investment Letter of Intent, to establish a total investment goal to be achieved by any number of investments over a thirteen-month period and, in the case of a Participant Letter of Intent, to establish a minimum eligible employee or participant enrollment goal over a thirteen-month period. Each investment made during the period, in the case of an Investment Letter of Intent, will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. In the case of a Participant Letter of Intent, each investment made during the period will be made at net asset value. Escrowed shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of an Investment Letter of Intent, except in the case of retirement and group plans, may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

  The Investment Letter of Intent does not obligate the investor to purchase, or a Series to sell, the indicated amount. Similarly, the Participant Letter of Intent does not obligate the retirement or group plan to enroll the indicated number of eligible employees or participants. If the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor in the case of any retirement or group plan) must pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase Class A shares of a Series pursuant to a Letter of Intent should carefully read such Letter of Intent.

  The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will, in the case of an Investment Letter of Intent, be granted subject to confirmation of the investor's holdings or, in the case of a Participant Letter of Intent, subject to confirmation of the number of eligible employees or Participants in the retirement group or plan. Letters of Intent are not available to individual participants in retirement or group plans.

CLASS B SHARES

  The offering price of Class B shares is the NAV next determined following receipt of an order in proper form by the Transfer Agent, your broker or the Distributor. Although there is no sales charge imposed at the time of purchase, redemptions of Class B shares may be subject to a CDSC. See "Contingent Deferred Sales Charge" below.

  The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to brokers, financial advisers and other persons who sell Class B shares at the time of sale. This facilitates the ability of the Series to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee.

CLASS C SHARES

  The offering price of Class C shares is the next determined NAV plus a 1% sales charge. In connection with the sale of Class C shares, the Distributor will pay, from its own resources, brokers, financial advisers and other persons which distribute Class C shares a sales commission of up to 1% of the purchase price at the time of the sale.

WAIVER OF INITIAL SALES CHARGE--CLASS C SHARES

  BENEFIT PLANS. Class C shares may be purchased at NAV, without payment of an initial sales charge, by Benefit Plans (as defined above). In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping (Direct Account Benefit Plans) and Benefit Plans sponsored by Prudential, Prudential Securities or its subsidiaries (Prudential Securities or Subsidiary Prototype Benefit Plans). Class C shares may be purchased at NAV by participants who are repaying the loans made from such plans to the participant.

  PRUDENTIAL RETIREMENT PLANS. The initial sales charge will be waived with respect to purchases of Class C shares by qualified and non-qualified retirement and deferred compensation plans participating in the PruArray Plan and other plans for which Prudential provides administrative or recordkeeping services.

  INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Class C shares at NAV, without the initial sales charge, with the proceeds from the redemption of shares of any unaffiliated registered investment company which were not held through an account with any Prudential affiliate. Such purchases must be made within 60 days of the redemption. Investors eligible for this waiver include: (i) investors purchasing shares through an account at Prudential Securities; (ii) investors purchasing shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation (Prusec); and
(iii) investors purchasing shares through other Dealers. This waiver is not available to investors who purchase shares directly from the Transfer Agent. You must notify the Transfer Agent directly or through your Dealer if you are entitled to this waiver and provide the Transfer Agent with such supporting documents as it may deem appropriate.

CLASS Z SHARES

  Class Z shares of each Series currently are available for purchase by the following categories of investors:

  .  pension, profit-sharing or other employee benefit plans qualified under
     Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code and non-qualified plans for which the Fund is an available option (collectively, Benefit Plans), provided such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets;

  . participants in any fee-based program or trust program sponsored by an affiliate of the Distributor which includes mutual funds as investment options and for which the Fund is an available option;

  . certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential Mutual Funds are an available investment option;

  . Benefit Plans for which an affiliate of the Distributor provides administrative or recordkeeping services and, as of September 20, 1996,
     (a) were Class Z shareholders of the Prudential Mutual Funds or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds;

  . current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund); and

  .  Prudential with an investment of $10 million or more.

  After a Benefit Plan qualifies to purchase Class Z shares, all subsequent purchases will be for Class Z shares.

  In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay dealers, financial advisers and other persons who distribute shares a finders' fee, from its own resources, based on a percentage of the net asset value of shares sold by such persons.

  Class Z shares of each Series may also be purchased by certain savings, retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), provided that (1) the plan purchases shares of the Series pursuant to an investment management agreement with The Prudential Insurance Company of America or its affiliates, (2) the Series is an available investment option under the agreement and (3) the plan will participate in the PruArray and SmartPath Programs (benefit plan recordkeeping services) sponsored by PMFS. These plans include pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code.

SALE OF SHARES

  You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Transfer Agent, the Distributor or your broker. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described in "Contingent Deferred Sales Charges" below. If you are redeeming your shares through a broker, your broker must receive your sell order before the Series computes its NAV for that day (that is, 4:15 p.m., New York time) in order to receive that day's NAV. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of a Series.

  If you hold shares of a Series through Prudential Securities, you must redeem your shares through Prudential Securities. Please contact your Prudential Securities Financial Advisor.

  If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be received by the Transfer Agent, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010, to the Distributor or to your broker.

  Payment for shares presented for redemption will be made by check within seven days after receipt of the certificate and/or written request by the Transfer Agent, the Distributor or your broker, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times
(i) when the New York Stock Exchange is closed for other than customary weekends and holidays, (ii) when trading on such Exchange is restricted, (iii) when an emergency exists as a result of which disposal by a Series of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Series fairly to determine the value of its net assets, or
(iv) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (ii), (iii) or (iv) exist.

  Payment for redemption of recently purchased shares will be delayed until the Series or its Transfer Agent has been advised that the purchase check has been honored, which may take up to 10 calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or cashier's check.

  SIGNATURE GUARANTEE. If the proceeds of the redemption (i) exceed $100,000,
(ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address on the Transfer Agent's records, or
(iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.


  REDEMPTION IN KIND. If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Series to make payment wholly or partly in cash, the Series may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Series, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which each Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Series during any 90-day period for any one shareholder.

  INVOLUNTARY REDEMPTION. In order to reduce expenses of each Series, the Fund may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a net asset value of less than the applicable investment minimum due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

  90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the relevent Series at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify the Transfer Agent, either directly or through the Distributor or your broker, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charge" below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.

CONTINGENT DEFERRED SALES CHARGE

  Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within 18 months of purchase (or one year in the case of shares purchased prior to November 2, 1998), will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and 18 months, in the case of Class C shares (one year for Class C shares purchased before November 2, 1998). A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund.

  The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                                      CONTINGENT DEFERRED SALES
                                                       CHARGE AS A PERCENTAGE
     YEAR SINCE PURCHASE                               OF DOLLARS INVESTED OR
         PAYMENT MADE                                    REDEMPTION PROCEEDS
     -------------------                              -------------------------
        First........................................            5.0%
        Second.......................................            4.0%
        Third........................................            3.0%
        Fourth.......................................            2.0%
        Fifth........................................            1.0%
        Sixth........................................            1.0%
        Seventh......................................             None

  In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Class B shares made during the preceding six years (five years for Class B shares purchased prior to January 22, 1990) and 18 months for Class C shares (one year for Class C shares bought before November 2, 1998); then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

  For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

  For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

  WAIVER OF CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.

  The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. These distributions are:

  (1) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement;

  (2) in the case of an IRA (including a Roth IRA), a lump-sum or other distribution after attaining age 59 1/2 or a periodic distribution based on life expectancy;

  (3) in the case of a Section 403(b) custodial account, a lump sum or other distribution after attaining age 59 1/2; and

  (4) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability.

  Finally, the CDSC will be waived to the extent that the proceeds from shares redeemed are invested in Prudential Mutual Funds. The Guaranteed Investment Account, the Guaranteed Insulated Separate Account, or units of The Stable Value Fund.

  The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service (i.e., following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. In the case of Direct Account and Prudential Securities or Subsidiary Prototype Benefit Plans, the CDSC will be waived on redemptions which represent borrowings from such plans. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted.

  Systematic Withdrawal Plan. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% is reached.

  In addition, the CDSC will be waived on redemptions of shares held by Trustees of the Fund.

  You must notify the Transfer Agent either directly or through your broker, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement.

  In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

CATEGORY OF WAIVER                        REQUIRED DOCUMENTATION

Death A copy of the shareholder's death certificate or, in the case of a trust, a copy of the grantor's death certificate, plus a copy of the trust agreement identifying the grantor.

Disability--An individual will be         A copy of the Social Security
considered disabled if he or she is       Administration award letter or a
unable to engage in any substantial       letter from a physician on the
gainful activity by reason of any         physician's letterhead stating that
medically determinable physical or        the shareholder (or, in the case of
mental impairment which can be            a trust, the grantor) is permanently
expected to result in death or to be      disabled. The letter must also
of long-continued and indefinite          indicate the date of disability.
duration.

Distribution from an IRA or 403(b)        A copy of the distribution form from
Custodial Account                         the custodial firm indicating (i)
                                          the date of birth of the shareholder
                                          and (ii) that the shareholder is
                                          over age 59 1/2 and is taking a
                                          normal distribution--signed by the
                                          shareholder.

Distribution from Retirement Plan         A letter signed by the plan
                                          administrator/trustee indicating the
                                          reason for the distribution.

Excess Contributions                      A letter from the shareholder (for
                                          an IRA) or the plan
                                          administrator/trustee on company
                                          letterhead indicating the amount of
                                          the excess and whether or not taxes
                                          have been paid.

  The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES

  Prudential Retirement Plans. The CDSC will be waived on redemptions from qualified and non-qualified retirement and deferred compensation plans that participate in a PruArray Plan and other plans for which Prudential provides administrative or recordkeeping services. The CDSC will also be waived on redemptions from Benefit Plans sponsored by Prudential and its affiliates to the extent that the redemption proceeds are invested in The Guaranteed Investment Account, the Guaranteed Insulated Separate Account and units of The Stable Value Fund.

  Other Benefit Plans. The CDSC will be waived on redemptions from Benefit Plans holding shares through a Dealer not affiliated with Prudential and for whom the Dealer provides administrative or recordkeeping services.

CONVERSION FEATURE--CLASS B SHARES

  Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.

  Since each Series tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (i) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account
(ii) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

  For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different net asset values per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (i.e., $1,000 divided by $2,100 or 47.62%, multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

  Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted.

  For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year would not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

  The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute "preferential dividends" under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of each Series will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

                        SHAREHOLDER INVESTMENT ACCOUNT

  Upon the initial purchase of a Series' shares, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. Each Series makes available to its shareholders the following privileges and plans:

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

  For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the applicable Series at net asset value per share. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the broker. Any shareholder who receives dividends and/or other distributions in cash may subsequently reinvest any such distribution at NAV within 30 days after the payment date. Such reinvestment will be made at the NAV next determined after receipt of the distribution check or proceeds by the Transfer Agent. Shares purchased with reinvested dividends and/or distributions will not be subject to any CDSC upon redemption.

EXCHANGE PRIVILEGE

  Each Series makes available to its shareholders the privilege of exchanging their shares of such Series for shares of certain other Prudential Mutual Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential Mutual Funds may also be exchanged for shares of a Series. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Prudential Mutual Funds, the Exchange Privilege is available for those funds eligible for investment in the particular program.

  It is contemplated that the Exchange Privilege may be applicable to new mutual funds (including new series of the Fund), the shares of which may be distributed by the Distributor.

  In order to exchange shares by telephone, you must elect the telephone exchange privilege on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 a.m. and 8:00 p.m., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Fund, a Series, nor their respective agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.

  If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.

  If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be returned in order for the shares to be exchanged.

  You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

  In periods of severe market or economic conditions, the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services LLC at the address noted above.

  CLASS A. Shareholders of a Series may exchange their Class A shares for Class A shares of certain Prudential Mutual Funds, shares of Prudential Government Securities Trust (Short-Intermediate Term Series) and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the Exchange Privilege only to acquire Class A shares of the Prudential Mutual Funds participating in the Exchange Privilege.

  The following money market funds participate in the Class A Exchange
Privilege: Prudential California Municipal Fund (California Money Market Series); Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series) (Class A shares); Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series); Prudential MoneyMart Assets, Inc. (Class A shares); and Prudential Tax-Free Money Fund, Inc.

  CLASS B AND CLASS C. Shareholders of a Series may exchange their Class B and Class C shares for Class B and Class C shares, respectively, of certain other Prudential Mutual Funds. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of an exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.

  Class B and Class C shares of a Series may also be exchanged for shares of Prudential Special Money Market Fund, Inc., without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into such Series, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into a Series from a money market fund during the month (and are held in a Series at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.

  At any time after acquiring shares of other funds participating in the Class B or Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of a Series without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares of other funds without being subject to any CDSC.

  CLASS Z. Class Z shares may be exchanged for Class Z shares of other Prudential Mutual Funds.

  SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV and for shareholders who qualify to purchase Class Z shares. Under this exchange privilege, amounts representing any Class B and Class C shares which are not subject to a CDSC held in the account of a shareholder who qualifies to purchase Class A shares at NAV will be automatically exchanged for Class A shares on a quarterly basis, unless the shareholder elects otherwise. Similarly, shareholders who qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the net asset value above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities, Prusec or another broker that they are eligible for this special exchange privilege.

  Participants in any fee-based program for which a Series is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at net asset value. Similarly, participants in Prudential Securities' 401(k) Plan for which a Series' Class Z shares is an available option and who wish to transfer their Class Z shares out of the Prudential Securities 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at NAV.

  Additional details about the exchange privilege and prospectuses for each of the Prudential Mutual Funds are available from the Transfer Agent, the Distributor or your broker. The exchange privilege may be modified, terminated or suspended on sixty days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

DOLLAR COST AVERAGING

  Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. A investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

  Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $14,000 at a private college and around $6,000 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class beginning in 2011, the cost of four years at a private college could reach $210,000 and over $90,000 at a public university./1/

  The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals./2/

PERIOD OF
MONTHLY INVESTMENTS:                         $100,000 $150,000 $200,000 $250,000
--------------------                         -------- -------- -------- --------
25 years....................................  $  110   $  165   $  220   $  275
20 years....................................     176      264      352      440
15 years....................................     296      444      592      740
10 years....................................     555      833    1,110    1,388
5 years.....................................   1,371    2,057    2,742    3,428

See "Automatic Investment Plan."
----------

/1/Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges, 1993. Information about the costs of private colleges is from the Digest of Education Statistics, 1992; The National Center for Educational Statistics; and the U.S. Department of Education. Average costs for private institutions include tuition, fees and room and board for the 1993-1994 academic year.

/2/The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Series. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

AUTOMATIC INVESTMENT PLAN (AIP)

  Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of a Series monthly by authorizing his or her bank account or brokerage account (including a Prudential Securities Command Account) to be debited to invest specified dollar amounts in shares of such Series. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to AIP participants.

  Further information about this program and an application form can be obtained from the Transfer Agent, the Distributor or your broker.

SYSTEMATIC WITHDRAWAL PLAN

  A systematic withdrawal plan is available to shareholders through the Distributor or the Transfer Agent. Such withdrawal plan provides for monthly, quarterly, semi-annual or annual redemption checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC.

  In the case of shares held through the Transfer Agent (i) a $10,000 minimum account value applies, (ii) withdrawals may not be for less than $100, and
(iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at NAV on shares held under this plan.

  The Transfer Agent or the Distributor acts as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

  Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

  Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (i) the purchase of Class A shares and (ii) the withdrawal of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

TAX-DEFERRED RETIREMENT PLANS

  Various tax deferred retirement plans, including a 401(k) Plan, self-directed individual retirement accounts and "tax-deferred accounts" under
Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants or a pooled account arrangement. Information regarding the establishment of these plans, their administration, custodial fees and other details are available from the Distributor or the Transfer Agent.

  Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

TAX-DEFERRED RETIREMENT ACCOUNTS

  INDIVIDUAL RETIREMENT ACCOUNTS. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                          TAX-DEFERRED COMPOUNDING/1/

             CONTRIBUTIONS                   PERSONAL
              MADE OVER:                     SAVINGS                                    IRA
             -------------                   --------                                   ---
               10 years                      $ 26,165                                 $ 31,291
               15 years                        44,675                                   58,649
               20 years                        68,109                                   98,846
               25 years                        97,780                                  157,909
               30 years                       135,346                                  244,692

----------

/1/The chart is for illustrative purposes only and does not represent the performance of the Series or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meets the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

MUTUAL FUND PROGRAMS

  From time to time, a Series may be included in a mutual fund program with other Prudential Mutual Funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are created with an investment theme, such as, to seek greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. A Series may waive or reduce the minimum initial investment requirements in connection with such a program.

  The mutual funds in the program may be purchased individually or as part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, individuals should consult their financial advisor concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

                                NET ASSET VALUE

  Under the Investment Company Act, with respect to securities for which market quotations are not readily available, the Board of Trustees is responsible for determining in good faith the fair value of securities of the Fund. In accordance with procedures adopted by the Board of Trustees, the value of investments listed on a securities exchange and NASDAQ National Market System securities (other than options on stock and stock indices) are valued at the last sale price on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service or principal market maker. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers. Options on stock and stock indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange and futures contracts and options thereon are valued at their last sale prices as of the close of trading on the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer and forward currency exchange contracts are valued at the current cost of covering or offsetting such contracts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the Manager of Subadviser under procedures established by and under the general supervision of the Fund's Board of Trustees.

  Securities or other assets for which reliable market quotations are not readily available, or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager or Subadviser (or Valuation Committee or Board of Trustees), does not represent fair value, are valued by the Valuation Committee or Board in consultation with the Manager and Subadviser, under procedures established by the Board of Trustees.

  Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless this is determined by the Board of Trustees not to represent fair value. Short-term securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker.

  A Series will compute its net asset value at 4:15 P.M., New York time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem such Series' shares have been received or days on which changes in the value of such Series' portfolio securities do not affect net asset value. In the event the New York Stock Exchange closes early on any business day, the net asset value of a Series' shares shall be determined at a time between such closing and 4:15 P.M., New York time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Net asset value (NAV) is calculated separately for each class of each Series. The NAV of Class B and Class C shares of a Series will generally be lower than the NAV of Class A shares and Class Z shares of such Series as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class Z shares of a Series will generally be higher than the NAV of Class A, Class B or Class C shares of such Series as a result of the fact that Class Z shares are not subject to any distribution or service fee. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

                    TAXES, DIVIDENDS AND DISTRIBUTIONS

  Each Series has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Series will not be liable for federal income tax on its net investment income and capital gains provided that at least 90% of the Series' net investment income (including net short-term capital gains) other than long-term capital gains earned in the taxable year is distributed. Qualification as a regulated investment company under the Internal Revenue Code requires, among other things, that the Series (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Series' assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Series' assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Series controls and which are determined to be engaged in the same or similar trades or businesses. These requirements may limit the Series' ability to invest in other types of assets. A Series generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. Each Series intends to make timely distributions of its income in compliance with these requirements and anticipates that it will not be subject to the excise tax.

  Under the Internal Revenue Code, any distributions designated as being made from a Series' net capital gains are taxable to its shareholders as long-term capital gains, regardless of the holding period of such shareholders. Such distributions of net capital gains will be designated by the Series as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 20% for individual shareholders and 35% for corporate shareholders. Dividends and distributions are taxable as described whether received in cash or reinvested in additional shares of the Series.

  Any loss realized on a sale, redemption or exchange of shares of a Series by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

  A shareholder who acquires shares of a Series and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Series.

  Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time a Series accrues income, expenses or other liabilities denominated in a foreign currency and the time the Series actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss for federal income tax purposes. Similarly, gains or losses on the disposition of debt securities held by a Series, if any, denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and its disposition dates are also treated as ordinary income or loss.

  Gains or losses on sales of securities by a Series will generally be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where the Series acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will generally be treated as gains and losses from the sale of securities. If an option written by a Series on securities lapses or is terminated through a closing transaction, such as a purchase by the Series of the option from its holder, the Series will generally realize short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Series pursuant to the exercise of a call option written by it, the Series will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of a Series' transactions may be subject to wash sale, straddle, constructive sale and short sale provisions of the Internal Revenue Code which may, among other things, require the Series to defer losses or cause gain to be treated as ordinary income rather than as capital gain. In addition, debt securities acquired by a Series may be subject to original issue discount rules which may, among other things, cause the Series to accrue income in advance of the receipt of cash with respect to interest, and market discount rules which may, among other things, cause gains to be treated as ordinary income.

  Special rules apply to most options on stock indices, futures contracts and options thereon, and forward foreign currency exchange contracts in which a Series may invest. These investments generally will constitute Section 1256 contracts and will be required to be "marked to market" for federal income tax purposes at the end of the Series' taxable year, i.e., treated as having been sold at market value. Sixty percent of any capital gain or loss recognized on such deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

  Forward currency contracts, options and futures contracts entered into by a Series may create "straddles" for federal income tax purposes, which may result in the deferral of losses in positions held by the Series to the extent of any unrecognized gain on offsetting positions held by the Series, and the deductibility of interest or other charges incurred to purchase or carry such positions may be limited.

  A "passive foreign investment company" (PFIC) is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Series acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Series will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Series distributes the PFIC income as a taxable dividend to its shareholders. If a Series elects to treat any PFIC in which it invests as a "qualified electing fund" then in lieu of the foregoing tax and interest obligation, the Series will be required to include in income each year its pro rata share of the qualified electing funds' annual ordinary earnings and net capital gain, even if they are not distributed to such Series; those amounts would be subject to the distribution requirements applicable to the Series described above. Because the election to treat a PFIC as a qualifying fund cannot be made without the provision of certain information by the PFIC, a Series may not be able to make such an election. If a Series does not or cannot elect to treat such a PFIC as a "qualified electing fund," the Series can make a "mark-to-market" election, i.e., treat the shares of the PFIC as sold on the last day of such Series' taxable year, and thus avoid the special tax and interest charge. The gains the Series recognizes from the mark-to-market election would be included as ordinary income in the net investment income the Series must distribute to shareholders, notwithstanding that the Series would receive no cash in respect of such gains. Any loss from the mark-to-market election may be recognized to the extent of previously reported mark-to-market gains.

  Dividends of net investment income will be taxable to a U.S. shareholder as ordinary income regardless of whether such shareholder receives such dividends in additional shares or in cash. Dividends received from a Series will be eligible for the dividends-received deduction to corporate shareholders only to the extent that the Series' income is derived from certain dividends received from domestic corporations. Since a Series is not likely to have a substantial portion of its assets invested in stock of domestic corporations, the amount of the Series' dividends eligible for the corporate dividends-received deduction will be minimal. The amount of dividends qualifying for the dividends-received deduction will be designated as such in a written notice to shareholders mailed not later than 60 days after the end of the Series' taxable year. Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains regardless of whether the shareholder receives such distribution in additional shares or in cash and regardless of how long the shareholder has held the Series' shares, and will not be eligible for the dividends-received deduction for corporations.

  Shareholders of a Series electing to receive dividends and distributions in the form of additional shares will have a cost basis for federal income purposes in each share so received equal to the net asset value of a share of the Series on the reinvestment date.

  Distributions of net investment income made to a nonresident alien individual, a nonresident alien fiduciary of a foreign estate or trust, foreign corporation or foreign partnership (foreign shareholder) will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate), unless the dividends are effectively connected with the U.S. trade or business of the shareholder and the shareholder complies with certain filing requirements. Gains realized upon the sale or redemption of shares of a Series by a foreign shareholder and distributions of net long-term capital gains to a foreign shareholder will generally not be subject to U.S. income tax unless the gain is effectively connected with a trade or business carried on by the shareholder within the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for more than 182 days during the taxable year and certain other conditions are met. If distributions are effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of net investment income and net long-term capital gains will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Transfers by gift of shares of a Series by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of the shares of the Series held by such a shareholder at his death will be includable in his gross estate for U.S. federal estate tax purposes. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Series.

  Income received by a Series from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

  If a Series is liable for foreign taxes, the Series expects to meet the requirements of the Internal Revenue Code for "passing-through" to its shareholders foreign income taxes paid, but there can be no assurance that the Series will be able to do so. Under the Internal Revenue Code, if more than 50% of the value of a Series' total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Series will be eligible and may file an election with the Internal Revenue Service to "pass-through" to the Series' shareholders the amount of foreign income taxes paid by the Series. Pursuant to this election, shareholders will be required to:
(i) include in gross income (in addition to taxable dividends actually received) their pro rata share of the foreign income taxes paid by the Series;
(ii) treat their pro rata share of foreign income taxes as paid by them; and
(iii) either deduct their pro rata share of foreign income taxes in computing their taxable income or, subject to certain limitations, use it as a foreign tax credit against U.S. income taxes imposed on foreign source income. For this purpose, the portion of dividends paid by the Series from its foreign source income will be treated as such. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to various limitations including a separate limitation for "passive income," which includes, among other things, dividends, interest and certain foreign currency gains.

  The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class Z shares as a result of the higher distribution-related fee applicable to the Class B and Class C shares. The per share distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B, Class C and Class Z shares. See "Net Asset Value."

  A Series may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Series and of shareholders of the Series with respect to distributions by the Series may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

                            PERFORMANCE INFORMATION

  AVERAGE ANNUAL TOTAL RETURN. A Series may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares.

  Average annual total return is computed according to the following formula:

                                 P(1+T)to the nth power = ERV

Where:P= a hypothetical initial payment of $1000.
   T= average annual total return.
   n= number of years.

   ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods.

  Average annual total return takes into account any applicable initial or contingent deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.

  Below are the average annual total returns for Prudential Developing Markets Equity Fund's share classes for the period ended May 31, 1999.

                                                               SINCE
                                                             INCEPTION
                                                             ---------
      Class A...............................................       %   (6-25-98)
      Class B...............................................           (6-25-98)
      Class C...............................................           (6-25-98)
      Class Z...............................................           (6-25-98)

  Below are the average annual total returns for Prudential Latin America Equity Fund's share classes for the period ended May 31, 1999.

                                                               SINCE
                                                             INCEPTION
                                                             ---------
      Class A...............................................       %   (6-25-98)
      Class B...............................................           (6-25-98)
      Class C...............................................           (6-25-98)
      Class Z...............................................           (6-25-98)

  AGGREGATE TOTAL RETURN. A Series may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares.

  Aggregate total return represents the cumulative change in the value of an investment in the Series and is computed according to the following formula:

                               ERV - P
                         T =  --------
                                  P



Where:P= a hypothetical initial payment of $1000.
   T = aggregate total return.

   ERV = ending redeemable value at the end of the 1, 5 or 10 year periods
         (or fractional portion thereof) of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods.

  Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.

  Below are the aggregate total returns for Prudential Developing Markets Equity Fund's share classes for the period ended May 31, 1999.

                                                               SINCE
                                                             INCEPTION
                                                             ---------
      Class A...............................................       %   (6-25-98)
      Class B...............................................           (6-25-98)
      Class C...............................................           (6-25-98)
      Class Z...............................................           (6-25-98)

  Below are the aggregate total returns for Latin America Equity Fund's share classes for the period ended May 31, 1999.

                                                               SINCE
                                                             INCEPTION
                                                             ---------
      Class A...............................................       %   (6-25-98)
      Class B...............................................           (6-25-98)
      Class C...............................................           (6-25-98)
      Class Z...............................................           (6-25-98)

  YIELD. A Series may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C and Class Z shares. The yield will be computed by dividing the Series' net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. Yield is calculated according to the following formula:

                                             (a - b
                                  YIELD = 2[ ----- +1) to the 6th power -1 ]
                                               cd


  Where:  a    =  dividends and interest earned during the period.
          b    =  expenses accrued for the period (net of reimbursements).
                  the average daily number of shares outstanding during the period that were entitled to receive
          c    =  dividends.
          d    =  the maximum offering price per share on the last day of the period.

  Yield fluctuates and an annualized yield quotation is not a representation by a Series as to what an investment in such Series will actually yield for any given period.

  Prudential Developing Markets Equity Fund's 30-day yield for the period ended May 31, 1999 was ( )%, ( )%, ( )% and ( )% for Class A, Class B, Class C and Class Z shares, respectively. Prudential Latin America Equity Fund's 30-day yield for the period ended May 31, 1999, was ( )%, ( )%, ( )% and ( )% for Class A, Class B, Class C and Class Z shares, respectively.

  A Series also may include comparative performance information in advertising or marketing the Series' shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indices. Set forth below is a chart which compares the performance of different types of investments over the long-term and the rate of inflation./1/

           Performance Comparison of Different Types of Investments
                    Over the Long Term (12/31/25-12/31/98)

                           [BAR CHART APPEARS HERE]


       11.2%                          5.3%                    3.1%
   --------------                 ------------            -----------
   Common Stocks                   Long Term               Inflation
                                  Gov't. Bonds



/1/Source: Ibbotson Associates. Used with permission. All rights reserved. Common stock returns are based on the Standard & Poor's 500 Stock Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only, and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.

MOODY'S INVESTORS SERVICE, INC.

BOND RATINGS:

  AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

  AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., (they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA: Bonds which are rated Caa are of poor standing. Such issuances may be in default or there may be present elements of danger with respect to principal or interest.

  CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM DEBT RATINGS

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  PRIME-1: Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

  PRIME-2: Issues rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

STANDARD & POOR'S RATINGS GROUP

DEBT RATINGS

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB: Debt rated B has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

  B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

  CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

  CC: The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

  C: The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1: The rating is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

COMMERCIAL PAPER RATINGS

  S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.

  A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

                  APPENDIX II--GENERAL INVESTMENT INFORMATION

  The following terms are used in mutual fund investing.

ASSET ALLOCATION

  Asset allocation is a technique for reducing risk and providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

  Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

  Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

  Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years-the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

  Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors off-set short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

  Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION

  Standard Deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                   APPENDIX III--HISTORICAL PERFORMANCE DATA

  The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

  This following chart shows the long-term performance of various asset classes and the rate of inflation.

   EACH INVESTMENT PROVIDES A DIFFERENT OPPORTUNITY (VALUE OF $1 INVESTED ON
                                   12/31/25)

                             [GRAPH APPEARS HERE]

Value of $1.00 invested on
1/1/26 through 12/31/98


Small Stocks  $5,116.95

Common Stocks $2,350.89

Long-Term Bonds $44.18
Treasury Bills $14.94
Inflation $9.16


Source:Ibbotson Associates. Used with permission. All rights reserved. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential Mutual Fund.

Generally, stock returns are due to capital appreciation and the the reinvestment of distributions. Bond returns are due mainly to the reinvestment of interest. Also, stock prices usually are more volatile than bond prices over the long-term. Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).

                                     III-1

  Set forth below is historical performance data relating to various sectors of the fixed-income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1988 through 1998. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of a Series or of any sector in which a Series invests.

  All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Risk/Return Summary--Fees and Expenses" in the applicable prospectus. The net effect of the deduction of the operating expenses of a mutual fund on the historical total returns, including the compounded effect over time, could be substantial.

           Historical Total Returns of Different Bond Market Sectors

------------------------------------------------------------------------------------------------------------------------------------

YEAR                       1988      1989     1990       1991       1992      1993      1994       1995      1996    1997       1998
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Treasury
Bonds/1/                   7.0%     14.4%      8.5%      15.3%      7.2%     10.7%     (3.4)%     18.4%      2.7%     9.6%     10.0%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Mortgage
Securities/2/              8.7%     15.4%     10.7%      15.7%      7.0%      6.8%     (1.6)%     16.8%      5.4%     9.5%      7.0%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Investment Grade
Corporate Bonds/3/         9.2%     14.1%      7.1%      18.5%      8.7%     12.2%     (3.9)%     22.3%      3.3%    10.2%      8.6%
------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield
Bonds/5/                  12.5%      0.8%     (9.6)%     46.2%     15.8%     17.1%     (1.0)%     19.2%     11.4%    12.8%      1.6%
------------------------------------------------------------------------------------------------------------------------------------
World Government
Bonds/6/                   2.3%     (3.4)%    15.3%      16.2%      4.8%     15.1%      6.0%      19.6%      4.1%    (4.3)%     5.3%
------------------------------------------------------------------------------------------------------------------------------------
Difference between
highest and lowest        10.2%     18.8%     24.9%      30.9%     11.0%     10.3%      9.9%       5.5%      8.7%    17.1%      8.4%
returns percent
------------------------------------------------------------------------------------------------------------------------------------

---------
/1/ Lehman Brothers Treasury Bond Index is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.
/2/ Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index that includes over 600 15- and 30-year fixed-rate mortgaged-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).
/3/ Lehman Brothers Corporate Bond Index includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S. dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year.
/4/ Lehman Brothers High Yield Bond Index is an unmanaged index comprising over
    750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by S&P or Fitch Investors Service). All bonds in the index have maturities of at least one year. Data retrieved from Lipper, Inc.
/5/ Salomon Smith Barney Brothers World Government Index (Non U.S.) include 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.


                                     III-2

This chart illustrates the
performance of major world stock
markets for the period from 12/31/85
through 12/31/98. It does not
represent the performance of any
Prudential Mutual Fund.

Average Annual Total Returns of
Major World Stock Markets 12/31/85-
12/31/98 (in U.S. Dollars)


Belgium                 22.7%
Spain                   22.5%
The Netherlands         20.8%
Sweden                  19.9%
Switzerland             18.3%
USA                     18.1%
Hong Kong               17.8%
France                  17.4%
UK                      16.7%
Germany                 13.4%
Austria                  8.9%
Japan                    6.5%

Source: Morgan Stanley Capital
International (MSCI) and Lipper,
Inc. as of 12/31/98. Used with
permission. Morgan Stanley Country
indices are unmanaged indices which
include those stocks making up the
largest two-thirds of each country's
total stock market capitalization.
Returns reflect the reinvestment of
all distributions. This chart is for
illustrative purposes only and is
not indicative of the past, present
or future performance of any
specific investment. Investors
cannot invest directly in stock
indices.

This chart shows the growth of a hypothetical $10,000 investment made in the stocks representing the S&P 500 stock index with and without reinvested dividends.

                            [MAC CHART APPEARS HERE]

Source: Lipper, Inc. Used with permission. All rights reserved. This chart is used for illustrative purposes only and is not intended to represent the past, present or future performance of any Prudential Mutual Fund. Common stock total return is based on the Standard & Poor's 500 Stock Index, a market-value-weighted index made up of 500 of the largest stocks in the U.S. based upon their stock market value. Investors cannot invest directly in indices.

                                     III-3

                  ------------------------------------------

                  WORLD STOCK MARKET CAPITALIZATION BY REGION
                          WORLD TOTAL: $15.8 TRILLION

                                  [PIE CHART]

                              Canada          1.8%
                              U.S.           51.0%
                              Europe         34.7%
                              Pacific Basin  12.5%


                    Source: Morgan Stanley Capital
                    International, December 31, 1998. Used
                    with permission. This chart represents
                    the capitalization of major world stock
                    markets as measured by the Morgan
                    Stanley Capital International (MSCI)
                    World Index. The total market
                    capitalization is based on the value of
                    approximately 1577 companies in 22
                    countries (representing approximately
                    60% of the aggregate market value of
                    the stock exchanges). This chart is for
                    illustrative purposes only and does not
                    represent the allocation of any
                    Prudential Mutual Fund.

                                     III-4

  This chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.


           Long Term U.S. Treasury Bond Yield in Percent (1926-1998)

                                 [LINE GRAPH]


------------------------------------------

Source: Ibbotson Associates. Used with permission. All rights reserved. The chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-1998. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be construed to represent the yields of any Prudential Mutual Fund.

                                     III-5

                APPENDIX IV--INFORMATION RELATING TO PRUDENTIAL

  Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "Management of the Fund--Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1997 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PIC) or from other sources believed by the Manager to be reliable. Such information has not been verified by the Fund.

INFORMATION ABOUT PRUDENTIAL

  The Manager and PIC/1/ are subsidiaries of Prudential, which is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1997. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs more than 81,000 persons worldwide, and maintains a sales force of approximately 11,500 agents and 6,400 domestic and international financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

  Insurance. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 50 million people worldwide. Long one of the largest issuers of life insurance, Prudential has 22 million life insurance policies in force today with a face value of almost $1 trillion. Prudential has the largest capital base ($12.1 billion) of any life insurance company in the United States. The Prudential provides auto insurance for more than 1.6 million cars and insures more than 1.2 million homes.

  Money Management. Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1997, Prudential had more than $370 billion in assets under management. Prudential Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part), manages over $211 billion in assets of institutions and individuals. In Institutional Investor, July 1998, Prudential was ranked eighth in terms of total assets under management as of December 31, 1997.

  Real Estate. The Prudential Real Estate Affiliates is one of the leading real estate brokerage networks in North America and has more than 37,000 real estate brokers and agents and more than 1,400 offices throughout the United States.

  Healthcare. Over two decades ago, Prudential introduced the first federally-funded, for-profit HMO in the country. Today, approximately 4.9 million Americans receive healthcare from a Prudential managed care membership./2/

  Financial Services. The Prudential Savings Bank FSB, a wholly-owned subsidiary of Prudential, has nearly $1 billion in assets and serves nearly
1.5 million customers across 50 states.

INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS

  As of November 30, 1998 Prudential Investments Fund Management is the 18th largest mutual fund company in the country, with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.

  The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.
----------

/1/ Prudential Investments serves as the Subadvisor to substantially all of the Prudential Mutual Funds. Wellington Management Company serves as the subadvisor to Global Utility Fund, Inc., Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc., Jennison Associates Capital Corp. as one of the subadvisors to Prudential Investment Portfolios, Inc., and Mercator Asset Management LP as the Subadvisor to International Stock Series, a portfolio of Prudential World Fund, Inc. There are multiple subadvisors for The Target Portfolio Trust.

/2/ On December 10, 1998, Prudential announced its intention to sell
    Prudential Health Care to Aetna, Inc. for $1 billion.

  From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as The Wall Street Journal, The New York Times, Barron's and USA Today.

  Equity Funds. Prudential Equity Fund is managed with a "value" investment style by PIC. In 1995, Prudential Securities introduced Prudential Jennison Growth Fund, a growth-style equity fund managed by Jennison Associates Capital LLC, a premier institutional equity manager and a subsidiary of Prudential.

  High Yield Funds. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitor approximately 200 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase./3/ Non-investment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.

  Prudential's portfolio managers are supported by a large and sophisticated research organization. Investment grade bond analysts monitor the financial viability of different bond issuers in the investment grade corporate and municipal bond markets--from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider among other things sinking fund provisions and interest coverage ratios.

  Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers--from Pulp and Paper Forecaster to Women's Wear Daily--to keep them informed of the industries they follow.

  Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential Mutual Fund.

  Prudential Mutual Funds trades billions in U.S. and foreign government securities a year. PIC seeks information from government policy makers. Prudential's portfolio managers met with several senior U.S. and foreign government officials, on issues ranging from economic conditions in foreign countries to the viability of index-linked securities in the United States.

INFORMATION ABOUT PRUDENTIAL SECURITIES

  Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 6,000 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and Annuities. As of December 31, 1998, assets held by Prudential Securities for its clients approximated $268 billion. During 1998, over 31,000 new customer accounts were opened each month at Prudential Securities.

  Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas.

  In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial Architects Financial Advisors, to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.

  For more complete information about any of the Prudential Mutual Funds, including changes and expenses, call your Prudential Securities financial adviser or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.
----------

/3/ The number of bonds and the size of the Fund are subject to change.

                                    PART C

                               OTHER INFORMATION

ITEM 23.

  EXHIBITS:

    (a) Declaration of Trust of the Registrant, incorporated by reference to
        Exhibit 1(a) to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on April 17, 1998.

    (b) By-Laws of the Registrant, incorporated by reference to Exhibit 2 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on April 17, 1998.

    (c) Instruments defining the rights of shareholders, incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (d) (i) Management Agreement between the Registrant and Prudential Investments Fund Management LLC, incorporated by reference to
        Exhibit 5(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (ii) Subadvisory Agreement between the Registrant and Prudential Securities Incorporated, incorporated by reference to Exhibit 5(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (e) (i) Distribution Agreement between the Registrant and Prudential Securities Incorporated, incorporated by reference to Exhibit No. 6(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (ii) Distribution Agreement between the Registrant and Prudential Investment Management Services, incorporated by reference to Exhibit No. 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (iii) Form of Dealer Agreement, incorporated by reference to Exhibit No. 6(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (f) Not Applicable.

    (g) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (h) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC, incorporated by reference to
        Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (i) Opinion of Morris, Nichols, Arsht & Tunnell, incorporated by reference to Exhibit 10 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on April 17, 1998.

    (j) Consent of Independent Accountants.*

    (k) Not Applicable.

    (l) Not Applicable.

    (m) (i) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit 15(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (ii) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (iii) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (iv) Amended Distribution and Service Plans for Class A, B and C shares, incorporated by reference to Exhibit 15(d) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (n) Not Applicable.

    (o) Rule 18f-3 Plan, incorporated by reference to Exhibit 18 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

----------

  *To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

  As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article XI of the Fund's By-Laws (Exhibit (b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e) (ii) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

  The Registrant has purchased an insurance policy insuring its officers and directors against liabilities and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

  Section 9 of the Management Agreement (Exhibit (d)(i) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(ii) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC and The Prudential Investment Corporation, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

  The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

  ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  (a) Prudential Investments Fund Management LLC (PIFM)

  See "How the Fund Is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

  The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

  The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.

 NAME AND ADDRESS   POSITION WITH PIMF                            PRINCIPAL OCCUPATIONS
 ----------------   ------------------                            ---------------------
 William V. Healey  Executive Vice President,         Executive Vice President, Secretary and
                    Secretary and Chief Legal Officer  General Counsel, PIFM
 Robert F. Gunia    Executive Vice President          Vice President, Prudential Investments;
                    and Treasurer                      Executive Vice President and Treasurer,
                                                       PIFM; Senior Vice President, Prudential
                                                       Securities
 Neil A. McGuinness Executive Vice President          Executive Vice President and Director of
                                                       Marketing, PMF&A; Executive Vice President,
                                                       PIFM.
 John V. Scicutella Officer-in-Charge,                Acting President, PMF&A; Officer-in-Charge,
                    Acting President, Chief            Acting President, Chief Executive Officer
                    Executive Officer and              and Chief Operating Officer, PIFM
                    Chief Operating Officer

  (b) The Prudential Investment Corporation (PIC)

  See "How the Fund is Managed" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

  The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

 NAME AND ADDRESS     POSITION WITH PIC                  PRINCIPAL OCCUPATIONS
 ----------------     -----------------                  ---------------------
 E. Michael Caulfield Chairman of the Board, Chief Executive Officer of Prudential
                      President and Chief     Investments
                      Executive Officer
                      and Director

 John P. Strangfeld   Vice President and     President of Private Asset Management Group
                      Director                of Prudential; Senior Vice President,
                                              Prudential; Vice President and Director, PIC

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) Prudential Investment Management Services LLC (PIMS)

  Prudential Investment Management Services LLC is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global

Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Developing Markets Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., The Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart Assets, Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Equity Fund, Prudential 20/20 Focus Fund, Prudential Utility Fund, Inc. and Prudential World Fund, Inc.

  (b) Information concerning the directors and officers of PIMS is set forth below.

                         POSITIONS AND                                            POSITIONS AND
                         OFFICES WITH                                             OFFICES WITH
NAME(1)                  UNDERWRITER                                              REGISTRANT
-------                  -------------                                            -------------
Robert F. Gunia......... President                                                Vice President and Director
John R. Strangfeld,
 Jr. ................... Executive Vice President                                 President and Director
William V. Healey....... Senior Vice President, Secretary and Chief Legal Officer None
Kevin Frawley........... Senior Vice President and Chief Compliance Officer       None
Margaret Deverell....... Vice President and Chief Financial Officer               None
Brian Henderson......... Senior Vice President and Chief Operating Officer        None

----------

(/1/)The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102.

  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171; The Prudential Investment Corporation, Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102; the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077; and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and
31a-1(d) and (f) will be kept at Three Gateway Center, 100 Mulberry Street, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and by Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES

  Other than as set forth under the captions "How the Fund is Managed-- Manager" and "How the Fund is Managed-- Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

  Not applicable.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 11th day of June, 1999.

                        PRUDENTIAL DEVELOPING MARKETS FUND

                        By: /s/ John R. Strangfeld
                         ------------------------------------

                           JOHN R. STRANGFELD, PRESIDENT

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE                            TITLE                   DATE
               ---------                            -----                   ----
 /s/ Edward D. Beach                    Trustee                        June 11, 1999
 --------------------------------------
   EDWARD D. BEACH

 /s/ Delayne D. Gold                    Trustee                        June 11, 1999
 --------------------------------------
   DELAYNE D. GOLD

 /s/ Robert F. Gunia                    Trustee                        June 11, 1999
 --------------------------------------
   ROBERT F. GUNIA

 /s/ Don G. Hoff                        Trustee                        June 11, 1999
 --------------------------------------
   DON G. HOFF

 /s/ Robert E. LaBlanc                  Trustee                        June 11, 1999
 --------------------------------------
   ROBERT E. LABLANC

 /s/ Robin B. Smith                     Trustee                        June 11, 1999
 --------------------------------------
   ROBIN B. SMITH

 /s/ Stephen Stoneburn                  Trustee                        June 11, 1999
 --------------------------------------
   STEPHEN STONEBURN

 /s/ John R. Strangfeld                 Trustee and President          June 11, 1999
 --------------------------------------
   JOHN R. STRANGFELD

 /s/ Nancy H. Teeters                   Trustee                        June 11, 1999
 --------------------------------------
   NANCY H. TEETERS

 /s/ Grace C. Torres                    Treasurer, Principal Financial June 11, 1999
 --------------------------------------  and Accounting Officer
   GRACE C. TORRES

                    PRUDENTIAL DEVELOPING MARKETS FUND

                                 EXHIBIT INDEX

  EXHIBIT NUMBER                    DESCRIPTION

    (a) Declaration of Trust of the Registrant, incorporated by reference to
        Exhibit 1(a) to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on April 17, 1998.

    (b) By-Laws of the Registrant, incorporated by reference to Exhibit 2 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on April 17, 1998.

    (c) Instruments defining rights of shareholders, incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (d) (i) Management Agreement between the Registrant and Prudential Investments Fund Management LLC, incorporated by reference to
        Exhibit 5(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (ii) Subadvisory Agreement between the Registrant and Prudential Securities Incorporated, incorporated by reference to Exhibit 5(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (e) (i) Distribution Agreement between the Registrant and Prudential Securities Incorporated, incorporated by reference to Exhibit 6(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (ii) Distribution Agreement between the Registrant and Prudential Investment Management Services, incorporated by reference to Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (iii) Form of Dealer Agreement, incorporated by reference to Exhibit 6(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (f) Not Applicable.

    (g) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (h) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC, incorporated by reference to
        Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (i) Opinion of Morris, Nichols, Arsht & Tunnell, incorporated by reference to Exhibit 10 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on April 17, 1998.

    (j) Consent of Independent Accountants.*

    (k) Not Applicable.

    (l) Not Applicable.

    (m) (i) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit 15(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (ii) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

 EXHIBIT                            DESCRIPTION
  NUMBER

        (iii) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

        (iv) Amended Distribution and Service Plan for Class A, B and C shares, incorporated by reference to Exhibit 15(d) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    (n) Not applicable.

    (o) Rule 18f-3 Plan, incorporated by reference to Exhibit 18 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-50373) filed via EDGAR on June 19, 1998.

    ----------

    * To be filed by amendment